As filed with the Securities and Exchange Commission on February 8, 2018

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-07959

Advisors Series Trust
 (Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
 (Address of principal executive offices) (Zip code)

Douglas G. Hess, President/Chief Executive Officer
Advisors Series Trust
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Avenue, 5th Floor
Milwaukee, WI 53202
 (Name and address of agent for service)

(414) 765-6872
(Registrant's telephone number, including area code)

Date of fiscal year end:  November 30, 2017

Date of reporting period:  November 30, 2017

Item 1. Reports to Stockholders.

WBI Tactical BA Fund
WBI Tactical BP Fund
WBI Tactical DG Fund

Annual Report
November 30, 2017

WBI Funds
Dear Fellow Shareholder:

The WBI Tactical BA Fund (the "Tactical BA Fund"), the WBI Tactical BP Fund (the "Tactical BP Fund"), and the WBI Tactical DG Fund (the "Tactical DG Fund"), (each a "Fund," collectively, the "WBI Funds" or the "Funds") achieved positive returns for the fiscal year ended November 30, 2017.

Based on a recommendation by WBI Investments, Inc. ("WBI"), investment adviser to the WBI Funds, the Board of Trustees of Advisor Series Trust determined to close and liquidate the remaining WBI Funds. WBI's recommendation was based on its conclusion that the Funds, based on current asset levels, were no longer sustainable. As a result, WBI believes liquidation of the Funds is in the best interest of the shareholders. In connection with this, the Board of Trustees has adopted a plan of liquidation, with assets of the Funds liquidating at the close of business on January 26, 2018.

Performance Overview
During the fiscal year ended November 30, 2017, WBI Tactical BA Fund's No-Load Class returned 6.02%, while the Institutional Class returned 6.38%, trailing the 13.34% return of the Fund's custom benchmark. The Fund's custom benchmark consists of a 50%/50% allocation to Barclays U.S. Aggregate Bond TR Index, which returned 3.21% during the period, and the MSCI World TR Gross Index, which gained 24.34%.

The WBI Tactical BP Fund No-Load Class returned 10.55%, while the Institutional Class returned 10.76% during the fiscal year, less than the 13.34% return of the Fund's custom benchmark during the period. The Fund's custom benchmark consists of a 50%/50% allocation to Barclays U.S. Aggregate Bond TR Index, which returned 3.21% during the period, and the MSCI World TR Gross Index, which gained 24.34%.

During the fiscal year, the WBI Tactical DG Fund No-Load Class returned 9.32%, while the Institutional Class returned 9.61%, trailing the Fund's benchmark. The MSCI World TR Gross Index, which is the Fund's indicated benchmark, returned 24.34% during that period.

Because the strategies used in the Funds involve active management of assets with particular attributes, such as stocks that pay dividends or those that have certain value characteristics, no widely-recognized benchmark is likely to be representative of the performance of any of the WBI Funds. For example, the MSCI World TR Gross Index captures large and mid-cap representation of 23 developed markets with approximately 1,650 constituents, and while the Funds may hold stocks of small, mid-sized and large companies headquartered either in the U.S. or abroad, they generally hold less than 50 equities at any one time. The Funds focus on dividend-paying stocks, but not all of the securities in the MSCI World TR Gross Index pay a dividend. Fixed income holdings may include securities with maturities and from issuers that do not correspond to those in the Barclays U.S. Aggregate Bond TR Index. In addition, each Fund uses strategies intended to mitigate volatility and protect capital, and as a result the Funds will often have a significant allocation to cash equivalents. Therefore, while each Fund's performance includes the effect of an investment in cash equivalents, stock and bond market index returns do not. In falling markets, an allocation to cash may contribute to performance that is superior to a market index, but in rising markets, holding cash may cause performance relative to that same index to trail. During the fiscal year, the Funds held material allocations to cash equivalents.

Despite their limitations in assessing the performance of the Funds, indices can provide some context for understanding how market conditions affected Fund performance during the year. For the Tactical BA Fund and Tactical BP Fund, a custom benchmark consisting of a 50%/50% allocation to the MSCI World TR Gross Index and Barclays U.S. Aggregate Bond TR Index is shown because it combines a global equity market index with a U.S. Bond Index, and both the Tactical BA Fund and Tactical BP Fund generally include a material exposure to both equities and fixed income investments. For the Tactical DG Fund, the MSCI World TR Gross Index is shown as a benchmark because it is a global equity market index that includes the effect of dividends, and the Tactical DG Fund may invest in global as well as U.S. dividend-paying equities. However, neither benchmark is, nor will become, representative of past or expected Fund holdings or performance. The benchmark indices do not include an allocation to cash equivalents, are unmanaged, and may not be invested in directly. Their performance does not include the deduction of transaction and operational expenses, or the deduction of an investment management fee, which would alter their indicated historical results.

WBI Funds
Review of Fund Trading Activity
The Funds attempt to provide consistent, attractive returns net of expenses with potentially less volatility and risk to capital than traditional approaches, whatever market conditions may be. The stock selection process uses quantitative computer screening of fundamental information to evaluate domestic and foreign equity securities in an attempt to find the best value and dividend opportunities worldwide. Once candidates are identified, an overlay of technical analysis confirms timeliness of security purchases using a combination of price regression and momentum factors. Each Fund's buy discipline systematically adds qualifying securities within its target allocation using available cash.

Once a security is purchased, a strict sell discipline with a dynamic stop loss and goal setting process attempts to control the effects of the volatility of each invested position on the Fund's value. If a security stays within its acceptable price channel, it remains in the Fund's portfolio. If the security moves below the acceptable price channel, a stop is triggered and the Fund will sell the security. This results in a responsive process that actively adjusts the Fund's allocation by causing it to become more fully invested or by raising cash with the intention of protecting capital. This process is likely to result in the Funds holding meaningful allocations to cash equivalents during periods of market volatility.

As per each Fund's disciplined investment process, trailing stops were implemented for all equity candidates purchased during the year. Because the future is unknowable, our process requires each stop loss trigger to be honored to help prevent the catastrophic losses of capital that could otherwise result from continuing to hold falling securities through declines of indeterminate depth and duration. For the same reason, attractive securities identified by the screening and ranking process will be purchased with available cash if they have passed all purchase hurdles and have begun moving higher. The appearance of qualifying stock candidates in the screen results will be respected as a possible indication of the start of a durable market advance.

The security selection process has continued to uncover what we believe to be attractive investment opportunities for each of the Funds.

WBI Tactical BA Fund
As of November 30, 2017, the WBI Tactical BA Fund held 30 securities in addition to a position in a money market fund which served as a cash equivalent. Eighteen of these positions had unrealized gains, while twelve had unrealized losses. The aggregate net unrealized gain amounted to 1.09% of the Fund's value.

Approximately 82% of the securities held by the WBI Tactical BA Fund at any time during the fiscal year were sold. As would be expected, securities that were sold on tightened stops because they had approached their goal were generally profitable, and those that were sold on an initial stop generally were not. (Stops are tightened from the initial stop percentage as a security approaches a specified goal price.) Approximately 58% of the securities sold were sold for an average realized gain of 5.7%, and approximately 42% were sold for an average realized loss of -4.9%. Other dispositions (generally involving bonds maturing, adjustments to fixed income exposure or option activity) affected approximately 7.26% of the Fund's positions, resulting in a net average realized gain of 0.53%.

WBI Funds
Examples of securities that made positive contributions to the WBI Tactical BA Fund's performance during the fiscal year include Caterpillar Inc., CenterPoint Energy Inc., LyondellBasell Industries NV, Cochlear Limited, and Avery Dennison Corp. Examples of securities that detracted from the Fund's performance during the fiscal year include Popular Inc., Sinclair Broadcast Group Inc., Analog Devices, Inc., Huntington Bancshares Incorporated, and Hanover Insurance Group Inc.

No options hedges intended to reduce risk were implemented in the WBI Tactical BA Fund during the fiscal year.

High turnover in the WBI Tactical BA Fund's holdings has the potential to result in the realization and distribution to shareholders of higher capital gains. If Fund shares are held in a taxable account, this may increase your tax liability. To the extent portfolio turnover increases transaction costs, it may also reduce Fund performance. Of course, selling a security in a timely fashion may also improve performance if a subsequent loss is avoided that exceeds the cost of executing the sale.

WBI Tactical BP Fund
As of November 30, 2017, the WBI Tactical BP Fund held 28 securities in addition to a position in a money market fund which served as a cash equivalent. Twenty-five of these positions had unrealized gains, while three had unrealized losses. The aggregate net unrealized gain amounted to 0.47% of the Fund's value.

Approximately 80% of the securities held by the WBI Tactical BP Fund at any time during the fiscal year were sold. As would be expected, securities that were sold on tightened stops because they had approached their goal were generally profitable, and those that were sold on an initial stop generally were not. (Stops are tightened from the initial stop percentage as a security approaches a specified goal price.) Approximately 61% of the securities sold were sold for an average realized gain of 6.0%, and approximately 39% were sold for an average realized loss of -4.7%. No other dispositions (generally involving bonds maturing, adjustments to fixed income exposure or option activity) were implemented in the Fund during the fiscal year.

Examples of securities that made positive contributions to the WBI Tactical BP Fund's performance during the fiscal year include Rockwell Automation, LyondellBasell Industries NV, H&R Block Inc., Texas Instruments Incorporated, and Apple Inc. Examples of securities that detracted from the Fund's performance during the period include Sinclair Broadcast Group Inc., Analog Devices, Inc., F.N.B. Corp, Cardinal Health Inc., and Hanover Insurance Group Inc.

No options hedges intended to reduce risk were implemented in the WBI Tactical BP Fund during the fiscal year.

High turnover in the WBI Tactical BP Fund's holdings has the potential to result in the realization and distribution to shareholders of higher capital gains. If Fund shares are held in a taxable account, this may increase your tax liability. To the extent portfolio turnover increases transaction costs, it may also reduce Fund performance. Of course, selling a security in a timely fashion may also improve performance if a subsequent loss is avoided that exceeds the cost of executing the sale.

WBI Tactical DG Fund

As of November 30, 2017, the WBI Tactical DG Fund held 40 securities in addition to a position in a money market fund which served as a cash equivalent. Thirty-four of these positions had unrealized gains, while six had unrealized losses. The aggregate unrealized gain amounted to 6.21% of the Fund's value.

WBI Funds
Approximately 79% of the securities held by the WBI Tactical DG Fund at any time during the fiscal year were sold. As would be expected, securities that were sold on tightened stops because they had approached their goal were generally profitable, and those that were sold on an initial stop generally were not. (Stops are tightened from the initial stop percentage as a security approaches a specified goal price.) Approximately 49% of the securities sold were sold for an average realized gain of 9.1%, and approximately 51% were sold for an average realized loss of -7.9%. No other dispositions (generally involving bonds maturing, adjustments to fixed income exposure or option activity) were implemented in the Fund during the fiscal year.

Examples of securities that made positive contributions to the WBI Tactical DG Fund's performance during the fiscal year include Universal Corp., Avery Dennison Corp., HP Inc., TOKYO ELECTRON, and Infineon Technologies AG (ADR).  Examples of securities that detracted from the Fund's performance during the fiscal year include Alaska Air Group, Inc., Foot Locker, Inc., Texas Roadhouse Inc., Interpublic Group of Companies Inc., and TCF Financial Corp.

No options hedges intended to reduce risk were implemented in the WBI Tactical DG Fund during the fiscal year.

High turnover in the WBI Tactical DG Fund's holdings has the potential to result in the realization and distribution to shareholders of higher capital gains. If Fund shares are held in a taxable account, this may increase your tax liability. To the extent portfolio turnover increases transaction costs, it may also reduce Fund performance. Of course, selling a security in a timely fashion may also improve performance if a subsequent loss is avoided that exceeds the cost of executing the sale.

Market Conditions
Financial markets posted positive returns during the Funds' fiscal year, providing a generally favorable environment for investors. Major U.S. and global equity markets enjoyed gains in most of the twelve monthly periods. The Dow Jones Industrial Average rose in every month except March, the NASDAQ rose in every month except June, while the S&P 500 Total Return Index showed positive results in each of the twelve months. International equity markets also enjoyed gains during the period.

Fixed income investments also posted positive, if substantially more muted returns during the Funds' fiscal year.

The Bottom Line
We appreciate the opportunity we have had to serve as the investment adviser to the WBI Funds, and wish our shareholders continued investment success.

Sincerely,

Gary E. Stroik	Don Schreiber, Jr.
Co-Portfolio Manager	Co-Portfolio Manager
Vice President & Chief Investment Officer	Founder & CEO

Past performance is not a guarantee of future results.

Opinions expressed are those of WBI, the Funds' investment adviser, are subject to change, are not guaranteed, and should not be construed as recommendations or investment advice.

WBI Funds
Mutual fund investing involves risk. Principal loss is possible. Investments in the WBI Funds include risks associated with foreign and emerging market securities, fixed income securities, high-yield securities, small and medium companies, ETFs and ETNs, Options, Mortgage-Backed Securities, MLP, turnover, model, and REIT risks. Investments in absolute return strategies are not intended to outperform stocks and bonds during strong market rallies. The Fund's investment style is to invest in dividend-paying common stocks. See the prospectus for additional information about the risks of investing in the Fund.

Fund holdings and sector allocations are subject to change and should not be considered a recommendation to buy or sell any security. References to other funds should not be interpreted as an offer of these securities. For a complete list of Fund holdings, please refer to the Schedule of Investments in this report.

While the Funds are no-load, management fees and other expenses will apply. Please refer to the prospectus for additional information.

A stop loss order directs a brokerage firm to sell the specified security at the prevailing market price should that security's price fall to or below a stipulated price. A stop limit order directs a brokerage firm to sell the specified security should that security's price fall to or below a stipulated price, but only if the transaction can be executed at or above the limit price given as part of the order. The Funds use WBI's proprietary Dynamic Trailing Stop/Loss System (DTSTM), which is designed to help control the risk to invested capital when investing in volatile securities and markets. The DTSTM is not a stop loss order or stop limit order placed with a brokerage firm, but an internal process for monitoring price movements. While the DTSTM may be used to initiate the process for selling a security, it does not assure that a particular execution price will be received.

The sources for index price and performance data used in the discussion of market conditions and market commentary is Bloomberg. The MSCI World TR Gross Index captures large and mid-cap representation of 23 developed markets, with over 1,650 constituents, covering approximately 85% of the free-float capitalization of each country. Performance shown in this report for this index includes the performance effect of dividends paid by the constituent stocks. The Barclays U.S. Aggregate Bond TR Index measures the performance of the U.S. Dollar denominated investment grade, fixed rate, taxable bond market of SEC-registered securities. The Blended Index is a 50% MSCI World TR Gross Index & 50% Barclays U.S. Aggregate Bond TR Index, rebalanced monthly. One cannot invest directly in an index.

Definitions of other indices referenced in the commentary:
The Dow Jones Industrial Average (DJIA or "The Dow") is a price-weighted average of 30 of the largest blue chip issues traded on the New York Stock Exchange.
The S&P 500 Index includes a representative sample of large-cap U.S. companies in leading industries. The S&P 500 Total Return Index includes the performance effect of the dividends paid by the stocks in the index.
The NASDAQ Composite Index (NASDAQ) is a market-value weighted index of all common stocks listed on NASDAQ.

Any tax or legal information provided is merely a summary of our understanding and interpretation of some of the current income tax regulations and is not exhaustive. Investors must consult their tax advisor or legal counsel for advice and information concerning their particular situation. Neither the Funds nor any of their representatives may give legal or tax advice.

Must be preceded or accompanied by a prospectus.

WBI Funds are distributed by Quasar Distributors, LLC.

WBI TACTICAL BA FUND
Comparison of the change in value of a hypothetical $250,000 investment in the WBI Tactical BA Fund - Institutional Shares vs. the MSCI World Index (Gross), and the Bloomberg Barclays U.S. Aggregate Bond Index.
$550,000
$500,000
$450,000
$400,000
$350,000
$300,000
$250,000
$200,000
$487,032
$394,391
$311,082
$301,665
12/29/2010
11/30/2011
11/30/2012
11/30/2013
11/30/2014
11/30/2015
11/30/2016
11/30/2017
WBI Tactical BA Fund - Institutional Shares
MSCI World Index (Gross)
Bloomberg Barclays U.S. Aggregate Bond Index
50% MSCI World Index (Gross)/ 50% Bloomberg Barclays U.S. Aggregate Bond Index Blend

Average Annual Total Return:
	One Year	Five Years	Since Inception[1]
WBI Tactical BA Fund - Institutional Shares	6.38%	2.24%	2.75%
WBI Tactical BA Fund - No Load Shares	6.02%	1.94%	2.46%
MSCI World Index (Gross)	24.34%	12.38%	10.12%
Bloomberg Barclays U.S. Aggregate Bond Index	3.21%	1.98%	3.21%
50% MSCI World Index (Gross)/ 50% Bloomberg Barclays U.S. Aggregate Bond Index Blend	13.34%	7.20%	6.81%

Total Annual Fund Operating Expenses : 1.58% (Institutional Shares); 1.83% (No Load Shares), as of the most recently filed Prospectus

Past performance does not guarantee future results.  The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling (855) 924-3863.

Returns reflect reinvestment of dividends and capital gains distributions.  Fee waivers are in effect.  In the absence of fee waivers, returns would be reduced. The performance data and graph do not reflect the deduction of taxes that a shareholder would pay on dividends, capital gains distributions, or redemption of Fund shares. Performance data shown does not reflect the 2.00% redemption fee imposed on shares held 60 days or less. If it did, total returns would be reduced. Indices do not incur expenses and are not available for investment.

The MSCI World Index captures large- and mid-cap representation across 23 developed markets countries. With 1,649 constituents, the index covers approximately 85% of the free float-adjusted market capitalization in each country. The gross return variant of the index is a total return index that reflects the full reinvestment of constituents' dividends, prior to the deduction of foreign or local taxes.

The Bloomberg Barclays U.S. Aggregate Bond Index is a component of the U.S. Universal Index and covers the USD‐denominated, investment‐grade, fixed‐rate, taxable bond market of SEC‐registered securities.

¹ The Fund commenced operations on December 29, 2010.

WBI TACTICAL BP FUND
Comparison of the change in value of a hypothetical $250,000 investment in the WBI Tactical BPI Fund - Institutional Shares vs. the MSCI World Index (Gross), and the Bloomberg Barclays U.S. Aggregate Bond Index.
$400,000
$375,000
$350,000
$325,000
$300,000
$275,000
$250,000
$225,000
$392,563
$333,128
$289,336
$279,195
6/17/2013
11/30/2013
11/30/2014
11/30/2015
11/30/2016
11/30/2017
WBI Tactical BP Fund - Institutional Shares
MSCI World Index (Gross)
Bloomberg Barclays U.S. Aggregate Bond Index
50% MSCI World Index (Gross)/ 50% Bloomberg Barclays U.S. Aggregate Bond Index Blend

Average Annual Total Return:
	One Year	Since Inception[1]
WBI Tactical BP Fund - Institutional Shares	10.76%	3.33%
WBI Tactical BP Fund - No Load Shares	10.55%	3.11%
MSCI World Index (Gross)	24.34%	10.66%
Bloomberg Barclays U.S. Aggregate Bond Index	3.21%	2.51%
50% MSCI World Index (Gross)/ 50% Bloomberg Barclays U.S. Aggregate Bond Index Blend	13.34%	6.66%

Total Annual Fund Operating Expenses : 1.66% (Institutional Shares); 1.91% (No Load Shares), as of the most recently filed Prospectus

Past performance does not guarantee future results.  The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted.
Performance data current to the most recent month end may be obtained by calling (855) 924-3863.

Returns reflect reinvestment of dividends and capital gains distributions.  Fee waivers are in effect.  In the absence of fee waivers, returns would be reduced
The performance data and graph do not reflect the deduction of taxes that a shareholder would pay on dividends, capital gains distributions, or redemption of
Fund shares. Performance data shown does not reflect the 2.00% redemption fee imposed on shares held 60 days or less. If it did, total returns would be reduced. Indices do not incur expenses and are not available for investment.

The MSCI World Index captures large- and mid-cap representation across 23 developed markets countries. With 1,649 constituents, the index covers approximately 85% of the free float-adjusted market capitalization in each country. The gross return variant of the index is a total return index that reflects the full reinvestment of constituents' dividends, prior to the deduction of foreign or local taxes.

The Bloomberg Barclays U.S. Aggregate Bond Index is a component of the U.S. Universal Index and covers the USD‐denominated, investment‐grade, fixed‐rate, taxable bond market of SEC‐registered securities.

¹ The Fund commenced operations on June 17, 2013.

Average Annual Total Return:
	One Year	Five Years	Since Inception[1]
WBI Tactical DG Fund - Institutional Shares	9.61%	4.41%	4.59%
WBI Tactical DG Fund - No Load Shares	9.32%	4.14%	4.32%
MSCI World Index (Gross)	24.34%	12.38%	10.12%

Total Annual Fund Operating Expenses: 1.56% (Institutional Shares); 1.81% (No Load Shares), as of the most recently filed Prospectus

Past performance does not guarantee future results.  The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted.
Performance data current to the most recent month end may be obtained by calling (855) 924-3863.

Returns reflect reinvestment of dividends and capital gains distributions.  Fee waivers are in effect.  In the absence of fee waivers, returns would be reduced.
The performance data and graph do not reflect the deduction of taxes that a shareholder would pay on dividends, capital gains distributions, or redemption of Fund shares. Performance data shown does not reflect the 2.00% redemption fee imposed on shares held 60 days or less. If it did, total returns would be reduced. Indices do not incur expenses and are not available for investment.

The MSCI World Index captures large- and mid-cap representation across 23 developed markets countries. With 1,649 constituents, the index covers approximately 85% of the free float-adjusted market capitalization in each country. The gross return variant of the index is a total return index that reflects the full reinvestment of constituents' dividends, prior to the deduction of foreign or local taxes.

¹ The Fund commenced operations on December 29, 2010.

WBI Funds

Expense Example - at November 30, 2017 (Unaudited)

Generally, shareholders of mutual funds incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, redemption fees, and exchange fees, and (2) ongoing costs, including management fees, distribution and/or service fees, and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. The WBI Tactical BA Fund, WBI Tactical BP Fund, and WBI Tactical DG Fund Examples are based on an investment of $1,000 invested in the No Load Class and the Institutional Class of each Fund at the beginning of the period and held for the entire period (6/1/17– 11/30/17).

Actual Expenses
The first line of the tables on the following pages provides information about actual account values and actual expenses, with actual net expenses being limited to 1.55% and 1.30% per the operating expenses limitation agreement for the No Load Class and the Institutional Class, respectively, of each Fund (see Note 4). Although the Funds charge no sales load or transaction fees, you will be assessed fees for outgoing wire transfers, returned checks, and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Funds' transfer agent. To the extent the Funds invest in shares of other investment companies as part of its investment strategy, you will indirectly bear your proportionate share of any fees and expenses charged by the underlying funds in which the Funds invest in addition to the expenses of the Funds.  Actual expenses of the underlying funds are expected to vary among the various underlying funds.  The Example on the following pages includes, but is not limited to, management fees, 12b-1 fees, fund accounting, custody and transfer agent fees. You may use the information in the first line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period'' to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The second line of the tables on the following pages provides information about hypothetical account values and hypothetical expenses based on the Funds' actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.  Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the tables is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these costs were included, your transaction costs would have been higher.

WBI Tactical BA Fund – No Load Class

	Beginning Account Value 6/1/17	Ending Account Value 11/30/17	Expenses Paid During Period 6/1/17– 11/30/17*
Actual	$1,000.00	$1,034.30	$7.96
Hypothetical (5% return before expenses)	$1,000.00	$1,017.25	$7.89

*Expenses are equal to the Fund's annualized expense ratio of 1.56%, multiplied by the average account value over the period, multiplied by 183 (days in most recent fiscal half-year) divided by 365 days to reflect the one-half year expense.

WBI Funds

Expense Example - at November 30, 2017 (Unaudited), Continued

WBI Tactical BA Fund – Institutional Class

	Beginning Account Value 6/1/17	Ending Account Value 11/30/17	Expenses Paid During Period 6/1/17–11/30/17*
Actual	$1,000.00	$1,036.40	$6.64
Hypothetical (5% return before expenses)	$1,000.00	$1,018.55	$6.58
*Expenses are equal to the Fund's annualized expense ratio of 1.30%, multiplied by the average account value over the period, multiplied by 183 (days in most recent fiscal half-year) divided by 365 days to reflect the one-half year expense.

WBI Tactical BP Fund – No Load Class

	Beginning Account Value 6/1/17	Ending Account Value 11/30/17	Expenses Paid During Period 6/1/17– 11/30/17*
Actual	$1,000.00	$1,052.30	$8.03
Hypothetical (5% return before expenses)	$1,000.00	$1,017.25	$7.89
*Expenses are equal to the Fund's annualized expense ratio of 1.56%, multiplied by the average account value over the period, multiplied by 183 (days in most recent fiscal half-year) divided by 365 days to reflect the one-half year expense.

WBI Tactical BP Fund – Institutional Class

	Beginning Account Value 6/1/17	Ending Account Value 11/30/17	Expenses Paid During Period 6/1/17– 11/30/17*
Actual	$1,000.00	$1,053.60	$6.64
Hypothetical (5% return before expenses)	$1,000.00	$1,018.60	$6.53
*Expenses are equal to the Fund's annualized expense ratio of 1.29%, multiplied by the average account value over the period, multiplied by 183 (days in most recent fiscal half-year) divided by 365 days to reflect the one-half year expense.

WBI Tactical DG Fund – No Load Class

	Beginning Account Value 6/1/17	Ending Account Value 11/30/17	Expenses Paid During Period 6/1/17– 11/30/17*
Actual	$1,000.00	$1,048.60	$7.96
Hypothetical (5% return before expenses)	$1,000.00	$1,017.30	$7.84
*Expenses are equal to the Fund's annualized expense ratio of 1.55%, multiplied by the average account value over the period, multiplied by 183 (days in most recent fiscal half-year) divided by 365 days to reflect the one-half year expense.

WBI Funds

Expense Example - at November 30, 2017 (Unaudited), Continued

WBI Tactical DG Fund – Institutional Class

	Beginning Account Value 6/1/17	Ending Account Value 11/30/17	Expenses Paid During Period 6/1/17– 11/30/17*
Actual	$1,000.00	$1,049.80	$6.58
Hypothetical (5% return before expenses)	$1,000.00	$1,018.65	$6.48
*Expenses are equal to the Fund's annualized expense ratio of 1.28%, multiplied by the average account value over the period, multiplied by 183 (days in most recent fiscal half-year) divided by 365 days to reflect the one-half year expense.

WBI Tactical BA Fund
Sector Allocation of Portfolio Assets - at November 30, 2017 (Unaudited)

Percentages represent market value as a percentage of total investments.

WBI Tactical BP Fund
Sector Allocation of Portfolio Assets - at November 30, 2017 (Unaudited)

Percentages represent market value as a percentage of total investments.

WBI Tactical DG Fund
Sector Allocation of Portfolio Assets - at November 30, 2017 (Unaudited)

Percentages represent market value as a percentage of total investments.

WBI Tactical BA Fund
SCHEDULE OF INVESTMENTS at November 30, 2017
Shares	COMMON STOCKS - 49.66%	Value
	Accommodation - 4.25%
7,965	Wyndham Worldwide Corp.	$895,186
	Building Material and Garden Equipment - 2.18%
2,552	Home Depot, Inc.	458,901
	Chemical Manufacturing - 3.66%
1,517	International Flavors & Fragrances, Inc.	235,802
3,836	Johnson & Johnson	534,470
		770,272
	Clothing and Clothing Accessories Stores - 3.91%
8,714	Tiffany & Co.	823,473
	Computer and Electronic Product Manufacturing - 5.51%
3,853	Motorola Solutions, Inc.	362,606
11,474	Xilinx, Inc.	797,558
		1,160,164
	Credit Intermediation and Related Activities - 9.95%
2,060	Ameriprise Financial, Inc.	336,254
2,981	JPMorgan Chase & Co.	311,574
28,806	Old National Bancorp of Indiana	525,709
3,490	SunTrust Banks, Inc.	215,089
35,997	Western Union Co.	708,781
		2,097,407
	Food Services and Drinking Places - 1.55%
3,886	Darden Restaurants, Inc.	327,667
	Insurance Carriers and Related Activities - 0.59%
1,503	Safety Insurance Group, Inc.	123,772
	Merchant Wholesalers, Durable Goods - 1.34%
1,806	Honeywell International, Inc.	281,664
	Merchant Wholesalers, Nondurable Goods - 3.87%
9,053	Procter & Gamble Co.	814,679
	Primary Metal Manufacturing - 3.34%
8,952	Reliance Steel & Aluminum Co.	703,717
	Securities, Commodity Contracts, and Other Financial Investments and Related Activities - 6.51%
1,661	BlackRock, Inc.	832,477
13,514	Legg Mason, Inc.	540,019
		1,372,496
	Software Publishers - 3.00%
7,524	Microsoft Corp.	633,295

	TOTAL COMMON STOCKS (Cost $9,949,406)	10,462,693

The accompanying notes are an integral part of these financial statements.

WBI Tactical BA Fund
SCHEDULE OF INVESTMENTS at November 30, 2017, Continued
Shares	EXCHANGE-TRADED FUNDS - 49.34%	Value
4,254	iShares iBoxx $ Investment Grade Corporate Bond ETF	$513,330
19,237	iShares Intermediate Credit Bond ETF	2,105,874
21,465	iShares U.S. Treasury Bond ETF	538,557
20,414	PowerShares Chinese Yuan Dim Sum Bond Portfolio ETF	477,075
17,428	SPDR Bloomberg Barclays Intermediate Term Treasury ETF	1,039,755
37,682	VanEck Vectors International High Yield Bond ETF	961,268
7,029	Vanguard Intermediate-Term Bond ETF	590,998
23,166	Vanguard Intermediate-Term Corporate Bond ETF	2,026,793
21,772	Vanguard Intermediate-Term Government Bond ETF	1,396,021
16,445	WisdomTree Asia Local Debt Fund	747,508

	TOTAL EXCHANGE-TRADED FUNDS (Cost $10,397,039)	10,397,179

	SHORT-TERM INVESTMENTS - 0.61%
128,575	Invesco STIT-Treasury Portfolio - Institutional Class, 0.98% (a)	128,575
	Total Short-Term Investments (Cost $128,575)	128,575

	TOTAL INVESTMENTS IN SECURITIES (Cost $20,475,020) - 99.61%	20,988,447
	Other Assets in Excess of Liabilities - 0.39%	81,166
	TOTAL NET ASSETS - 100.00%	$21,069,613

ETF -	Exchange-Traded Fund
(a)	Rate shown is the 7-day annualized yield as of November 30, 2017.

WBI Tactical BP Fund
SCHEDULE OF INVESTMENTS at November 30, 2017
Shares	COMMON STOCKS - 49.83%	Value
	Accommodation - 2.06%
4,436	Wyndham Worldwide Corp.	$498,562
	Building Material and Garden Equipment - 0.90%
1,216	Home Depot, Inc.	218,661
	Chemical Manufacturing - 4.00%
11,442	Eli Lilly and Co.	968,451
	Clothing and Clothing Accessories Stores - 3.32%
8,513	Tiffany & Co.	804,479
	Credit Intermediation and Related Activities - 11.48%
14,655	Chemical Financial Corp.	826,395
17,770	MB Financial, Inc.	827,194
3,353	Wells Fargo & Co.	189,344
47,439	Western Union Co.	934,073
		2,777,006
	Fabricated Metal Product Manufacturing - 3.57%
15,645	Hillenbrand, Inc.	712,629
3,013	Timken Co.	150,349
		862,978
	Food Services and Drinking Places - 3.97%
11,405	Darden Restaurants, Inc.	961,670
	Machinery Manufacturing - 0.49%
3,066	Canon, Inc. - ADR	117,642
	Merchant Wholesalers, Durable Goods - 4.29%
6,650	Honeywell International, Inc.	1,037,134
	Professional, Scientific, and Technical Services - 5.13%
5,436	Amgen, Inc.	954,888
1,856	International Business Machines Corp.	285,768
		1,240,656
	Securities, Commodity Contracts, and Other Financial Investments and Related Activities - 3.26%
3,416	Eaton Vance Corp.	188,836
12,031	Invesco Ltd. (a)	435,162
4,124	Legg Mason, Inc.	164,795
		788,793
	Software Publishers - 1.64%
4,715	Microsoft Corp.	396,862
	Utilities - 1.71%
10,813	Hawaiian Electric Industries, Inc.	414,679
	Water Transportation - 4.01%
14,791	Carnival Corp. (a)	970,881

	TOTAL COMMON STOCKS (Cost $11,442,223)	12,058,454

The accompanying notes are an integral part of these financial statements.

WBI Tactical BP Fund
SCHEDULE OF INVESTMENTS at November 30, 2017, Continued
Shares	EXCHANGE-TRADED FUNDS - 48.96%	Value
18,524	iShares 10+ Year Credit Bond ETF	$1,155,712
26,484	iShares iBoxx $ High Yield Corporate Bond Fund	2,324,766
13,086	iShares Intermediate Credit Bond ETF	1,432,524
56,166	PowerShares Chinese Yuan Dim Sum Bond Portfolio ETF	1,312,599
88,980	SPDR Bloomberg Barclays Short-Term High Yield Bond ETF	2,468,305
53,036	VanEck Vectors Emerging Markets High Yield Bond ETF	1,298,852
21,214	Vanguard Intermediate-Term Corporate Bond ETF	1,856,013

	TOTAL EXCHANGE-TRADED FUNDS (Cost $11,775,806)	11,848,771

	SHORT-TERM INVESTMENTS - 0.59%
142,599	Invesco STIT-Treasury Portfolio - Institutional Class, 0.98% (b)	142,599
	Total Short-Term Investments (Cost $142,599)	142,599

	TOTAL INVESTMENTS IN SECURITIES (Cost $23,360,628) - 99.38%	24,049,824
	Other Assets in Excess of Liabilities - 0.62%	150,381
	TOTAL NET ASSETS - 100.00%	$24,200,205

ADR -	American Depositary Receipt
ETF -	Exchange-Traded Fund
(a)	U.S. traded security of a foreign issuer.
(b)	Rate shown is the 7-day annualized yield as of November 30, 2017.

WBI Tactical DG Fund
SCHEDULE OF INVESTMENTS at November 30, 2017
Shares	COMMON STOCKS - 98.19%	Value
	Accommodation - 4.13%
5,461	Wyndham Worldwide Corp.	$613,762
	Administrative and Support Services - 3.40%
3,921	ManpowerGroup, Inc.	505,417
	Building Material and Garden Equipment - 3.24%
2,679	Home Depot, Inc.	481,738
	Chemical Manufacturing - 10.14%
1,191	Celanese Corp. - Series A	127,723
6,953	Eli Lilly and Co.	588,502
3,166	International Flavors & Fragrances, Inc.	492,123
927	Johnson & Johnson	129,159
1,608	LyondellBasell Industries N.V. - Class A (a)	168,357
		1,505,864
	Computer and Electronic Product Manufacturing - 9.78%
2,714	L3 Technologies, Inc.	538,973
8,234	National Instruments Corp.	361,884
7,937	Xilinx, Inc.	551,701
		1,452,558
	Credit Intermediation and Related Activities - 16.49%
3,786	Ameriprise Financial, Inc.	617,989
1,706	Chemical Financial Corp.	96,201
10,094	First Commonwealth Financial Corp.	152,419
8,848	First Financial Bancorp	250,841
8,625	Old National Bancorp of Indiana	157,406
5,251	State Bank Financial Corp.	159,841
4,818	Umpqua Holdings Corp.	106,526
9,834	Washington Federal, Inc.	342,223
28,807	Western Union Co.	567,210
		2,450,656
	Electronics and Appliance Stores - 1.52%
3,800	Best Buy Co., Inc.	226,518
	Food Services and Drinking Places - 8.01%
7,015	Darden Restaurants, Inc.	591,505
11,713	Texas Roadhouse, Inc.	598,183
		1,189,688
	Hospitals - 4.02%
11,945	HealthSouth Corp.	596,653
	Insurance Carriers and Related Activities - 1.15%
3,477	Employers Holdings, Inc.	170,373
	Machinery Manufacturing - 5.01%
4,088	Caterpillar, Inc.	577,021
3,349	Donaldson Co., Inc.	167,115
		744,136
	Management of Companies and Enterprises - 1.69%
4,333	Simmons First National Corp. - Class A	250,881

The accompanying notes are an integral part of these financial statements.

WBI Tactical DG Fund
SCHEDULE OF INVESTMENTS at November 30, 2017, Continued
Shares		Value
	Merchant Wholesalers, Durable Goods - 4.28%
2,777	Honeywell International, Inc.	$433,101
2,145	TE Connectivity Ltd. (a)	202,574
		635,675
	Merchant Wholesalers, Nondurable Goods - 1.15%
1,892	Procter & Gamble Co.	170,261
	Miscellaneous Manufacturing - 2.73%
4,726	MSA Safety, Inc.	406,436
	Primary Metal Manufacturing - 3.29%
6,225	Reliance Steel & Aluminum Co.	489,347
	Professional, Scientific, and Technical Services - 6.83%
3,322	Amgen, Inc.	583,542
798	Dun & Bradstreet Corp.	98,242
2,166	International Business Machines Corp.	333,499
		1,015,283
	Securities, Commodity Contracts, and Other Financial Investments and Related Activities - 7.46%
9,603	Eaton Vance Corp.	530,854
14,442	Legg Mason, Inc.	577,102
		1,107,956
	Transportation Equipment Manufacturing - 1.11%
597	Boeing Co.	165,250
	Waste Management and Remediation Services - 2.76%
4,978	Waste Management, Inc.	409,440

	TOTAL COMMON STOCKS (Cost $13,651,815)	14,587,892

	SHORT-TERM INVESTMENTS - 1.37%
203,074	Invesco STIT-Treasury Portfolio - Institutional Class, 0.98% (b)	203,074
	Total Short-Term Investments (Cost $203,074)	203,074

	TOTAL INVESTMENTS IN SECURITIES (Cost $13,854,889) - 99.56%	14,790,966
	Other Assets in Excess of Liabilities - 0.44%	65,260
	TOTAL NET ASSETS - 100.00%	$14,856,226

(a)	U.S. traded security of a foreign issuer.
(b)	Rate shown is the 7-day annualized yield as of November 30, 2017.

The accompanying notes are an integral part of these financial statements.

WBI Funds
STATEMENTS OF ASSETS AND LIABILITIES as of November 30, 2017

	WBI Tactical BA Fund	WBI Tactical BP Fund

ASSETS
Investments in securities, at value (identified cost $20,475,020 and	$20,988,447	$24,049,824
$23,360,628, respectively)
Receivables
Investment securities sold	128,120	99,154
Fund shares sold	1,195	72,688
Dividends and interest	25,549	35,175
Dividend tax reclaim	-	2,706
Prepaid expenses	18,704	15,966
Total assets	21,162,015	24,275,513

LIABILITIES
Payables
Audit fees	21,000	21,000
Administration and fund accounting fees	19,468	19,647
Fund shares redeemed	18,041	4,377
Transfer agent fees and expenses	9,049	9,154
Advisory fees	6,673	7,124
Shareholder reporting	4,949	4,872
12b-1 fees	4,899	892
Legal fees	2,611	2,295
Chief Compliance Officer fee	2,250	2,250
Custody fees	2,127	2,072
Trustee fees	432	429
Due to Custodian	1	1
Accrued expenses	902	1,195
Total liabilities	92,402	75,308

NET ASSETS	$21,069,613	$24,200,205

CALCULATION OF NET ASSET VALUE PER SHARE
No Load Shares
Net assets applicable to shares outstanding	$10,814,946	$2,095,247
Shares issued and outstanding [unlimited number of shares (par value
$0.01) authorized]	991,131	192,920
Net asset value, offering and redemption price per share	$10.91	$10.86

Institutional Shares
Net assets applicable to shares outstanding	$10,254,667	$22,104,958
Shares issued and outstanding [unlimited number of shares (par value
$0.01) authorized]	934,292	2,031,759
Net asset value, offering and redemption price per share	$10.98	$10.88

COMPONENTS OF NET ASSETS
Paid-in capital	$22,892,488	$23,878,416
Undistributed net investment income	95,854	162,223
Accumulated net realized loss from investments and options	(2,432,156)	(529,630)
Net unrealized appreciation on investments	513,427	689,196
Net assets	$21,069,613	$24,200,205

The accompanying notes are an integral part of these financial statements.

WBI Funds
STATEMENTS OF ASSETS AND LIABILITIES as of November 30, 2017, Continued

WBI Tactical DG Fund

ASSETS
Investments in securities, at value (identified cost $13,854,889)	$14,790,966
Cash	1
Receivables
Investment securities sold	48,731
Fund shares sold	22,000
Dividends and interest	30,488
Dividend tax reclaim	1,340
Prepaid expenses	19,643
Total assets	14,913,169

LIABILITIES
Payables
Audit fees	21,000
Administration and fund accounting fees	11,491
Transfer agent fees and expenses	5,968
Shareholder reporting	5,057
12b-1 fees	3,510
Legal fees	2,556
Advisory fees	2,428
Chief Compliance Officer fee	2,250
Custody fees	2,122
Trustee fees	428
Fund shares redeemed	133
Total liabilities	56,943

NET ASSETS	$14,856,226

CALCULATION OF NET ASSET VALUE PER SHARE
No Load Shares
Net assets applicable to shares outstanding	$8,288,516
Shares issued and outstanding [unlimited number of shares (par value
$0.01) authorized]	708,666
Net asset value, offering and redemption price per share	$11.70

Institutional Shares
Net assets applicable to shares outstanding	$6,567,710
Shares issued and outstanding [unlimited number of shares (par value
$0.01) authorized]	558,960
Net asset value, offering and redemption price per share	$11.75

COMPONENTS OF NET ASSETS
Paid-in capital	$17,948,869
Undistributed net investment income	5,673
Accumulated net realized loss on investments	(4,034,393)
Net unrealized appreciation on investments	936,077
Net assets	$14,856,226

The accompanying notes are an integral part of these financial statements.

WBI Funds
STATEMENTS OF OPERATIONS For the year ended November 30, 2017

	WBI Tactical BA Fund	WBI Tactical BP Fund
INVESTMENT INCOME
Income
Dividends (Net of foreign taxes withheld and issuance fees of $2,852 and
$3,024, respectively)	$568,167	$820,334
Interest	50,233	8,123
Total investment income	618,400	828,457

Expenses
Advisory fees (Note 4)	215,733	219,902
Administration and fund accounting fees (Note 4)	73,242	73,615
Transfer agent fees and expenses (Note 4)	36,518	36,747
Distribution fees - No Load Shares (Note 5)	32,260	5,773
Registration fees	30,205	30,514
Audit fees	21,000	21,000
Shareholder servicing fees - No Load Shares (Note 6)	6,552	434
Shareholder servicing fees - Institutional Shares (Note 6)	4,441	14,556
Trustee fees	10,955	11,019
Custody fees (Note 4)	10,425	9,472
Chief Compliance Officer fee (Note 4)	9,000	9,000
Legal fees	6,792	6,823
Other expenses	5,183	7,357
Reports to shareholders	3,742	8,919
Insurance expense	1,957	2,054
Total expenses	468,005	457,185
Less: advisory fee waiver and expense reimbursement (Note 4)	(87,469)	(89,770)
Net expenses	380,536	367,415
Net investment income	237,864	461,042

REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS
Net realized gain on investments	1,500,539	2,401,684
Capital gain distributions from regulated investment companies	1,155	140
Net change in unrealized appreciation on investments	(275,373)	(251,270)
Net realized and unrealized gain on investments	1,226,321	2,150,554
Net Increase in Net Assets Resulting from Operations	$1,464,185	$2,611,596

The accompanying notes are an integral part of these financial statements.

WBI Funds
STATEMENTS OF OPERATIONS For the year ended November 30, 2017, Continued

WBI Tactical DG Fund
INVESTMENT INCOME
Income
Dividends (Net of foreign taxes withheld and issuance fees of $2,901)	$355,286
Interest	6,627
Total investment income	361,913

Expenses
Advisory fees (Note 4)	141,587
Administration and fund accounting fees (Note 4)	46,184
Registration fees	29,910
Transfer agent fees and expenses (Note 4)	23,130
Distribution fees - No Load Shares (Note 5)	22,938
Audit fees	21,000
Trustee fees	10,782
Chief Compliance Officer fee (Note 4)	9,000
Custody fees (Note 4)	8,196
Other expenses	7,075
Legal fees	6,365
Shareholder servicing fees - No Load Shares (Note 6)	4,136
Insurance expense	1,800
Total expenses	332,103
Less: advisory fee waiver and expense reimbursement (Note 4)	(84,176)
Net expenses	247,927
Net investment income	113,986

REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS
Net realized gain on investments	2,138,311
Net change in unrealized appreciation on investments	(791,850)
Net realized and unrealized gain on investments	1,346,461
Net Increase in Net Assets Resulting from Operations	$1,460,447

The accompanying notes are an integral part of these financial statements.

WBI Funds
STATEMENTS OF CHANGES IN NET ASSETS

		WBI Tactical BA Fund

		Year Ended		Year Ended
		November 30, 2017		November 30, 2016
INCREASE IN NET ASSETS FROM:
OPERATIONS
Net investment income		$237,864		$159,389
Net realized gain/(loss) on:
Investments		1,500,539		295,835
Purchased options		-		(54,605)
Written options		-		4,268
Capital gain distributions from regulated investment companies		1,155		7,188
Net change in unrealized appreciation/(depreciation) on investments		(275,373)		546,821
Net increase in net assets resulting from operations		1,464,185		958,896

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income
No Load Shares		(73,812)		(36,618)
Institutional Shares		(106,263)		(84,921)
Total distributions to shareholders		(180,075)		(121,539)

CAPITAL SHARE TRANSACTIONS
Net decrease in net assets derived from net change in outstanding shares (a)		(9,559,957)		(20,937,022)

Total decrease in net assets		(8,275,847)		(20,099,665)

NET ASSETS
Beginning of year		29,345,460		49,445,125
End of year		$21,069,613		$29,345,460

Undistributed net investment income at end of year		$95,854		$37,850

(a) A summary of share transactions is as follows:
	No Load Shares		No Load Shares

	Year Ended		Year Ended
	November 30, 2017		November 30, 2016
	Shares	Paid-in Capital	Shares	Paid-in Capital
Shares sold	160,352	$1,687,780	335,121	$3,307,290
Shares issued on reinvestments of distributions	6,969	73,782	3,667	36,565
Shares redeemed*	(576,396)	(6,100,966)	(1,375,952)	(13,638,695)
Net decrease	(409,075)	$(4,339,404)	(1,037,164)	$(10,294,840)

* Net of redemption fees of		$-		$6,321

	Institutional Shares		Institutional Shares

	Year Ended		Year Ended
	November 30, 2017		November 30, 2016
	Shares	Paid-in Capital	Shares	Paid-in Capital
Shares sold	306,091	$3,252,640	563,665	$5,554,013
Shares issued on reinvestments of distributions	9,756	103,587	8,310	83,162
Shares redeemed*	(807,746)	(8,576,780)	(1,631,544)	(16,279,357)
Net decrease	(491,899)	$(5,220,553)	(1,059,569)	$(10,642,182)

* Net of redemption fees of		$2,349		$477

The accompanying notes are an integral part of these financial statements.

WBI Funds
STATEMENT OF CHANGES IN NET ASSETS, Continued

		WBI Tactical BP Fund

		Year Ended		Year Ended
		November 30, 2017		November 30, 2016
INCREASE IN NET ASSETS FROM:
OPERATIONS
Net investment income		$461,042		$250,591
Net realized gain/(loss) on:
Investments		2,401,684		(1,100,295)
Purchased options		-		(50,774)
Capital gain distributions from regulated investment companies		140		7,088
Net change in unrealized appreciation/(depreciation) on investments		(251,270)		1,043,042
Net increase in net assets resulting from operations		2,611,596		149,652

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income
No Load Shares		(29,713)		(24,706)
Institutional Shares		(350,524)		(174,010)
Total distributions to shareholders		(380,237)		(198,716)

CAPITAL SHARE TRANSACTIONS
Net decrease in net assets derived from net change in outstanding shares (a)		(5,750,063)		(5,727,133)

Total decrease in net assets		(3,518,704)		(5,776,197)

NET ASSETS
Beginning of year		27,718,909		33,495,106
End of year		$24,200,205		$27,718,909

Undistributed net investment income at end of year		$162,223		$80,742

(a) A summary of share transactions is as follows:
	No Load Shares		No Load Shares

	Year Ended		Year Ended
	November 30, 2017		November 30, 2016
	Shares	Paid-in Capital	Shares	Paid-in Capital
Shares sold	26,593	$273,167	303,466	$2,975,349
Shares issued on reinvestments of distributions	2,862	29,578	2,522	24,706
Shares redeemed*	(82,505)	(855,099)	(740,498)	(7,206,747)
Net decrease	(53,050)	$(552,354)	(434,510)	$(4,206,692)

* Net of redemption fees of		$-		$104

	Institutional Shares		Institutional Shares

	Year Ended		Year Ended
	November 30, 2017		November 30, 2016
	Shares	Paid-in Capital	Shares	Paid-in Capital
Shares sold	474,401	$4,896,011	1,996,695	$19,323,254
Shares issued on reinvestments of distributions	33,541	347,014	17,777	173,354
Shares redeemed*	(1,011,309)	(10,440,734)	(2,167,614)	(21,017,049)
Net decrease	(503,367)	$(5,197,709)	(153,142)	$(1,520,441)

* Net of redemption fees of		$779		$8,043

The accompanying notes are an integral part of these financial statements.

WBI Funds
STATEMENTS OF CHANGES IN NET ASSETS, Continued

		WBI Tactical DG Fund

		Year Ended		Year Ended
		November 30, 2017		November 30, 2016
INCREASE/(DECREASE) IN NET ASSETS FROM:
OPERATIONS
Net investment income		$113,986		$134,829
Net realized gain/(loss) on:
Investments		2,138,311		(1,509,770)
Purchased options		-		(56,714)
Written options		-		13,267
Net change in unrealized appreciation/(depreciation) on Investments		(791,850)		437,036
Net increase/(decrease) in net assets resulting from operations		1,460,447		(981,352)

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income
No Load Shares		(50,858)		(47,405)
Institutional Shares		(65,003)		(80,498)
Total distributions to shareholders		(115,861)		(127,903)

CAPITAL SHARE TRANSACTIONS
Net decrease in net assets derived from net change in outstanding shares (a)		(4,983,450)		(21,534,538)

Total decrease in net assets		(3,638,864)		(22,643,793)

NET ASSETS
Beginning of year		18,495,090		41,138,883
End of year		$14,856,226		$18,495,090

Undistributed net investment income at end of year		$5,673		$7,502

(a) A summary of share transactions is as follows:
	No Load Shares		No Load Shares

	Year Ended		Year Ended
	November 30, 2017		November 30, 2016
	Shares	Paid-in Capital	Shares	Paid-in Capital
Shares sold	75,463	$842,061	109,040	$1,109,701
Shares issued on reinvestments of distributions	4,566	50,839	4,590	47,307
Shares redeemed*	(300,071)	(3,343,762)	(939,661)	(9,609,523)
Net decrease	(220,042)	$(2,450,862)	(826,031)	$(8,452,515)

* Net of redemption fees of		$21		$371

	Institutional Shares		Institutional Shares

	Year Ended		Year Ended
	November 30, 2017		November 30, 2016
	Shares	Paid-in Capital	Shares	Paid-in Capital
Shares sold	150,229	$1,692,070	81,276	$836,593
Shares issued on reinvestments of distributions	5,798	64,807	7,750	80,367
Shares redeemed*	(383,315)	(4,289,465)	(1,362,363)	(13,998,983)
Net decrease	(227,288)	$(2,532,588)	(1,273,337)	$(13,082,023)

* Net of redemption fees of		$249		$1,023

The accompanying notes are an integral part of these financial statements.

WBI Tactical BA Fund
F I N A N C I A L H I G H L I G H T S - No Load Shares
For a share outstanding throughout each year

	Year Ended November 30,
	2017		2016		2015		2014		2013
Net asset value, beginning of year	$ 10.35		$ 10.01		$ 11.39		$ 10.55		$ 10.65

Income from investment operations:
Net investment income ^	0.09		0.02		0.01		0.03		0.05
Net realized and unrealized gain/(loss) on investments	0.53		0.34		(0.89)		0.87		(0.02)
Total from investment operations	0.62		0.36		(0.88)		0.90		0.03

Less distributions:
From net investment income	(0.06)		(0.02)		(0.02)		(0.06)		(0.05)
From net realized gain on investments	-		-		(0.48)		-		(0.08)
Total distributions	(0.06)		(0.02)		(0.50)		(0.06)		(0.13)

Redemption fees retained ^	-		0.00	#	0.00	#	0.00	#	0.00	#

Net asset value, end of year	$ 10.91		$ 10.35		$ 10.01		$ 11.39		$ 10.55

Total return	6.02%		3.63%		-8.03%		8.58%		0.32%

Ratios/supplemental data:
Net assets, end of period (thousands)	$ 10,815		$ 14,497		$ 24,409		$ 31,683		$ 29,383
Ratio of expenses to average net assets (a):
Before expense reimbursement/recoupment	1.98%		1.81%		1.67%		2.06%		1.93%
After expense reimbursement/recoupment	1.63%	**	1.69%		1.68%	*	2.00%		2.00%
Ratio of net investment income/(loss) to average net assets (b):
Before expense reimbursement/recoupment	0.47%		0.16%		0.10%		0.19%		0.59%
After expense reimbursement/recoupment	0.82%		0.28%		0.09%		0.25%		0.52%
Portfolio turnover rate	384.44%		355.13%		331.35%		176.43%		247.36%

* Effective March 30, 2015, the advisor contractually agreed to lower the net annual operating expense limit to 1.75%.
**Effective June 15, 2017, the advisor contractually agreed to lower the net annual operating expense limit to 1.55%.
^ Per share numbers have been calculated using the average shares method.
# Amount is less than $0.01.
(a) Does not include expenses of the investment companies in which the Fund invests.
(b) Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

The accompanying notes are an integral part of these financial statements.

WBI Tactical BA Fund
F I N A N C I A L H I G H L I G H T S - Institutional Shares
For a share outstanding throughout each year

	Year Ended November 30,
	2017		2016		2015		2014		2013
Net asset value, beginning of year	$ 10.41		$ 10.07		$ 11.42		$ 10.58		$ 10.68

Income from investment operations:
Net investment income ^	0.11		0.05		0.03		0.06		0.08
Net realized and unrealized gain/(loss) on investments	0.55		0.34		(0.89)		0.88		(0.03)
Total from investment operations	0.66		0.39		(0.86)		0.94		0.05

Less distributions:
From net investment income	(0.09)		(0.05)		(0.03)		(0.10)		(0.07)
From net realized gain on investments	-		-		(0.48)		-		(0.08)
Total distributions	(0.09)		(0.05)		(0.51)		(0.10)		(0.15)

Redemption fees retained ^	0.00	#	0.00	#	0.02		0.00	#	0.00	#

Net asset value, end of year	$ 10.98		$ 10.41		$ 10.07		$ 11.42		$ 10.58

Total return	6.38%		3.86%		-7.61%		8.89%		0.51%

Ratios/supplemental data:
Net assets, end of period (thousands)	$ 10,255		$ 14,848		$ 25,037		$ 49,794		$ 41,083
Ratio of expenses to average net assets (a):
Before expense reimbursement/recoupment	1.71%		1.55%		1.50%		1.74%		1.66%
After expense reimbursement/recoupment	1.36%	***	1.43%		1.51%	**	1.68%	*	1.73%
Ratio of net investment income/(loss) to average net assets (b):
Before expense reimbursement/recoupment	0.72%		0.43%		0.29%		0.48%		0.84%
After expense reimbursement/recoupment	1.06%		0.55%		0.28%		0.54%		0.77%
Portfolio turnover rate	384.44%		355.13%		331.35%		176.43%		247.36%

* Effective July 1, 2014, the advisor contractually agreed to lower the net annual operating expense limit to 1.60%.
** Effective March 30, 2015, the advisor contractually agreed to lower the net annual operating expense limit to 1.50%.
***Effective June 15, 2017, the advisor contractually agreed to lower the net annual operating expense limit to 1.30%.
^ Per share numbers have been calculated using the average shares method.
# Amount is less than $0.01.
(a) Does not include expenses of the investment companies in which the Fund invests.
(b) Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

The accompanying notes are an integral part of these financial statements.

WBI Tactical BP Fund
F I N A N C I A L H I G H L I G H T S - No Load Shares
For a share outstanding throughout each period

									June 17,
			Year Ended November 30,						2013* to
	2017		2016		2015		2014		November 30, 2013
Net asset value, beginning of period	$ 9.95		$ 9.93		$ 10.87		$ 10.00		$ 10.00

Income from investment operations:
Net investment income ^	0.17		0.04		0.08		0.06		0.04
Net realized and unrealized gain/(loss) on investments	0.87		0.02		(0.77)		0.94		(0.03)
Total from investment operations	1.04		0.06		(0.69)		1.00		0.01

Less distributions:
From net investment income	(0.13)		(0.04)		(0.07)		(0.13)		(0.01)
From net realized gain on investments	-		-		(0.18)		-		-
Total distributions	(0.13)		(0.04)		(0.25)		(0.13)		(0.01)

Redemption fees retained ^	-		0.00	#	0.00	#	0.00	#	-

Net asset value, end of period	$ 10.86		$ 9.95		$ 9.93		$ 10.87		$ 10.00

Total return	10.55%		0.64%		-6.47%		10.05%		0.08%	‡

Ratios/supplemental data:
Net assets, end of period (thousands)	$ 2,095		$ 2,447		$ 6,758		$ 6,742		$ 1,312
Ratio of expenses to average net assets (a):
Before expense reimbursement	1.96%		1.83%		1.76%		3.31%		16.32%	†
After expense reimbursement	1.60%	***	1.70%		1.64%	**	1.97%		2.00%	†
Ratio of net investment income/(loss) to average net assets (b):
Before expense reimbursement	1.25%		0.34%		0.62%		(0.75)%		(13.36)%	†
After expense reimbursement	1.61%		0.47%		0.74%		0.59%		0.96%	†
Portfolio turnover rate	341.53%		389.24%		381.27%		200.20%		86.29%	‡

* Commencement of operations.
** Effective March 30, 2015, the advisor contractually agreed to lower the net annual operating expense limit to 1.75%.
***Effective June 15, 2017, the advisor contractually agreed to lower the net annual operating expense limit to 1.55%.
^ Per share numbers have been calculated using the average shares method.
# Amount is less than $0.01.
† Annualized.
(a) Does not include expenses of the investment companies in which the Fund invests.
(b) Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

The accompanying notes are an integral part of these financial statements.

WBI Tactical BP Fund
F I N A N C I A L H I G H L I G H T S - Institutional Shares
For a share outstanding throughout each period

						June 17,
	Year Ended November 30,					2013* to
	2017		2016	2015	2014	November 30, 2013
Net asset value, beginning of period	$9.97		$9.95	$10.88	$10.00	$10.00

Income from investment operations:
Net investment income ^	0.19		0.08	0.09	0.11	0.07
Net realized and unrealized gain/(loss) on investments	0.87		-	(0.76)	0.92	(0.06)
Total from investment operations	1.06		0.08	(0.67)	1.03	0.01

Less distributions:
From net investment income	(0.15)		(0.06)	(0.08)	(0.15)	(0.01)
From net realized gain on investments	-		-	(0.18)	-	-
Total distributions	(0.15)		(0.06)	(0.26)	(0.15)	(0.01)

Redemption fees retained ^#	0.00		0.00	0.00	0.00	0.00

Net asset value, end of period	$10.88		$9.97	$9.95	$10.88	$10.00

Total return	10.76%		0.86%	-6.28%	10.39%	0.13%	‡

Ratios/supplemental data:
Net assets, end of period (thousands)	$22,105		$25,272	$26,737	$20,551	$5,129
Ratio of expenses to average net assets (a):
Before expense reimbursement	1.75%		1.67%	1.64%	3.10%	9.12%	†
After expense reimbursement	1.40%	****	1.49%	1.53% ***	1.65% **	1.75%	†
Ratio of net investment income/(loss) to average net assets (b):
Before expense reimbursement	1.45%		0.64%	0.73%	(0.39)%	(5.76)%	†
After expense reimbursement	1.80%		0.82%	0.84%	1.06%	1.61%	†
Portfolio turnover rate	341.53%		389.24%	381.27%	200.20%	86.29%	‡

* Commencement of operations.
** Effective July 1, 2014, the advisor contractually agreed to lower the net annual operating expense limit to 1.60%.
*** Effective March 30, 2015, the advisor contractually agreed to lower the net annual operating expense limit to 1.50%.
****Effective June 15, 2017, the advisor contractually agreed to lower the net annual operating expense limit to 1.30%.
^ Per share numbers have been calculated using the average shares method.
# Amount is less than $0.01.
† Annualized.
(a) Does not include expenses of the investment companies in which the Fund invests.
(b) Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

The accompanying notes are an integral part of these financial statements.

WBI Tactical DG Fund
F I N A N C I A L H I G H L I G H T S - No Load Shares
For a share outstanding throughout each year

	Year Ended November 30,
	2017	2016	2015	2014	2013
Net asset value, beginning of year	$10.76	$10.76	$12.69	$12.83	$10.86

Income from investment operations:
Net investment income ^	0.06	0.04	0.02	0.01	0.04
Net realized and unrealized gain/(loss) on investments	0.94	-	(1.21)	0.51	2.01
Total from investment operations	1.00	0.04	(1.19)	0.52	2.05

Less distributions:
From net investment income	(0.06)	(0.04)	(0.02)	(0.03)	(0.08)
From net realized gain on investments	-	-	(0.71)	(0.63)	-
From return of capital	-	-	(0.01)	-	-
Total distributions	(0.06)	(0.04)	(0.74)	(0.66)	(0.08)

Redemption fees retained ^#	0.00	0.00	0.00	0.00	0.00

Net asset value, end of year	$11.70	$10.76	$10.76	$12.69	$12.83

Total return	9.32%	0.36%	-9.85%	4.12%	18.96%

Ratios/supplemental data:
Net assets, end of period (thousands)	$8,289	$9,994	$18,879	$32,402	$26,985
Ratio of expenses to average net assets(a):
Before fee waivers and expense reimbursement	2.13%	1.98%	1.70%	2.03%	2.07%
After fee waivers and expense reimbursement	1.62% **	1.70%	1.70% *	2.00%	2.00%
Ratio of net investment income/(loss) to average net assets(b):
Before fee waivers and expense reimbursement	0.04%	0.12%	0.16%	0.08%	0.29%
After fee waivers and expense reimbursement	0.55%	0.40%	0.16%	0.11%	0.36%
Portfolio turnover rate	379.10%	376.80%	384.28%	266.42%	219.78%

* Effective March 30, 2015, the advisor contractually agreed to lower the net annual operating expense limit to 1.75%.
**Effective June 15, 2017, the advisor contractually agreed to lower the net annual operating expense limit to 1.55%.
^ Per share numbers have been calculated using the average shares method.
# Amount is less than $0.01.
(a) Does not include expenses of the investment companies in which the Fund invests.
(b) Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

The accompanying notes are an integral part of these financial statements.

WBI Tactical DG Fund
F I N A N C I A L H I G H L I G H T S - Institutional Shares
For a share outstanding throughout each year

	Year Ended November 30,
	2017	2016	2015	2014	2013
Net asset value, beginning of year	$10.81	$10.81	$12.73	$12.87	$10.89

Income from investment operations:
Net investment income ^	0.10	0.06	0.04	0.06	0.07
Net realized and unrealized gain/(loss) on investments	0.93	-	(1.21)	0.49	2.01
Total from investment operations	1.03	0.06	(1.17)	0.55	2.08

Less distributions:
From net investment income	(0.09)	(0.06)	(0.03)	(0.06)	(0.10)
From net realized gain on investments	-	-	(0.71)	(0.63)	-
From return of capital	-	-	(0.01)	-	-
Total distributions	(0.09)	(0.06)	(0.75)	(0.69)	(0.10)

Redemption fees retained ^#	0.00	0.00	0.00	0.00	0.00

Net asset value, end of year	$11.75	$10.81	$10.81	$12.73	$12.87

Total return	9.61%	0.56%	-9.60%	4.40%	19.29%

Ratios/supplemental data:
Net assets, end of period (thousands)	$6,568	$8,501	$22,260	$58,664	$48,203
Ratio of expenses to average net assets(a):
Before fee waivers and expense reimbursement	1.83%	1.75%	1.51%	1.69%	1.79%
After fee waivers and expense reimbursement	1.32% ***	1.47%	1.51% **	1.66% *	1.70%
Ratio of net investment income/(loss) to average net assets(b):
Before fee waivers and expense reimbursement	0.35%	0.36%	0.35%	0.41%	0.53%
After fee waivers and expense reimbursement	0.86%	0.64%	0.35%	0.44%	0.62%
Portfolio turnover rate	379.10%	376.80%	384.28%	266.42%	219.78%

* Effective July 1, 2014, the advisor contractually agreed to lower the net annual operating expense limit to 1.60%.
** Effective March 30, 2015, the advisor contractually agreed to lower the net annual operating expense limit to 1.50%.
***Effective June 15, 2017, the advisor contractually agreed to lower the net annual operating expense limit to 1.30%.
^ Per share numbers have been calculated using the average shares method.
# Amount is less than $0.01.
(a) Does not include expenses of the investment companies in which the Fund invests.
(b) Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

The accompanying notes are an integral part of these financial statements.

WBI Funds

NOTES TO FINANCIAL STATEMENTS as of November 30, 2017, Continued

NOTE 1 - ORGANIZATION

The WBI Tactical BA Fund, WBI Tactical BP Fund, and the WBI Tactical DG Fund (collectively, the "Funds") are each a diversified series of Advisors Series Trust (the "Trust"), which is registered under the Investment Company Act of 1940, as amended, (the "1940 Act") as an open-end management investment company.  The Funds follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board ("FASB") Accounting Standard Codification Topic 946 "Financial Services – Investment Companies".

Each Fund offers No Load Shares and Institutional Shares. The investment objective of the WBI Tactical BA Fund and the WBI Tactical BP Fund is to seek current income and long-term appreciation, while also seeking to protect principal during unfavorable market conditions. The investment objective of the WBI Tactical DG Fund is to seek long-term capital appreciation and current income. The WBI Tactical BA Fund and the WBI Tactical DG Fund commenced operations on December 29, 2010. The WBI Tactical BP Fund commenced operations on June 17, 2013.

NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds. These policies are in conformity with accounting principles generally accepted in the United States of America.

A.	Security Valuation: All investments in securities are recorded at their estimated fair value, as described in note 3.
B.
Federal Income Taxes:  It is the Funds' policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to shareholders. Therefore, no Federal income or excise tax provision is required.

The Funds recognize the tax benefits of uncertain tax positions only where the position is "more likely than not" to be sustained assuming examination by tax authorities.  The tax returns of the Funds for the prior three fiscal years are open for examination. Management has reviewed all open tax years in major jurisdictions and concluded that there is no impact on the Funds' net assets and no tax liability resulting from unrecognized tax events relating to uncertain income tax positions taken or expected to be taken on a tax return. The Funds identify their major tax jurisdictions as U.S. Federal and the state of Wisconsin. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

C.
Security Transactions, Income and Distributions:  Security transactions are accounted for on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost. Interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are accreted/amortized over the life of the respective security. Dividend income and capital gain distributions from underlying funds, and distributions to shareholders are recorded on the ex-dividend date. Withholding taxes on foreign dividends have been provided for in accordance with the Funds' understanding of the applicable country's tax rules and rates.

Investment income, expenses (other than those specific to the class of shares), and realized and unrealized gains and losses on investments are allocated to the separate classes of each Fund based upon their relative net assets on the date income is earned or expensed and realized and unrealized gains and losses are incurred.

Each Fund is charged for those expenses that are directly attributable to the Fund, such as investment advisory, custody and transfer agent fees. Expenses that are not attributable to a Fund are typically allocated among the Funds proportionately based on allocation methods approved by the Board of Trustees (the "Board").

The Funds distribute substantially all net investment income, if any, quarterly, and net realized capital gains, if any, annually.  Distributions from net realized gains for book purposes may include short-term capital gains. All short-term capital gains are included in ordinary income for tax purposes.

WBI Funds

NOTES TO FINANCIAL STATEMENTS as of November 30, 2017, Continued

The amount of dividends and distributions to shareholders from net investment income and net realized capital gains is determined in accordance with Federal income tax regulations, which differs from accounting principles generally accepted in the United States of America.  To the extent these book/tax differences are permanent, such amounts are reclassified within the capital accounts based on their Federal tax treatment.

D.
Reclassification of Capital Accounts:  Accounting principles generally accepted in the United States of America require that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting.  These reclassifications have no effect on net assets or net asset value per share.

For the year ended November 30, 2017, the Funds made the following permanent tax adjustments on the statement of assets and liabilities:

	Undistributed Net Investment Income/(Loss)	Accumulated Net Realized Gain/(Loss)	Paid-in Capital
WBI Tactical BA Fund	$ 215	$ (200)	$ (15)
WBI Tactical BP Fund	676	(147)	(529)
WBI Tactical DG Fund	46	(46)	-

E.
Use of Estimates:  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets during the reporting period. Actual results could differ from those estimates.

F.
Redemption Fees:  The Funds charge a 2.00% redemption fee to shareholders who redeem shares held for 60 days or less.  Such fees are retained by the Funds and accounted for as an addition to paid-in capital.  During the year ended November 30, 2017, the Funds retained the following amounts in redemption fees:

Redemption Fees
WBI Tactical BA Fund
No Load Shares	$ -
Institutional Shares	2,349
WBI Tactical BP Fund
No Load Shares	-
Institutional Shares	779
WBI Tactical DG Fund
No Load Shares	21
Institutional Shares	249

G.
Derivative Transactions: The Funds have adopted the financial accounting reporting rules as required by the Derivatives and Hedging Topic of the FASB Accounting Standards Codification. The Funds are required to include enhanced disclosure that enables investors to understand how and why an entity uses derivatives, how derivatives are accounted for, and how derivative instruments affect an entity's results of operations and financial position.

The Funds may utilize options for economic hedging purposes as well as direct investment. Some options strategies, including buying puts, tend to economically hedge the Funds' investments against price fluctuations. Other strategies, such as writing puts and calls and buying calls, tend to increase market exposure. Options contracts may be combined with each other in order to adjust the risk and return characteristics of each Fund's overall strategy in a manner deemed appropriate to the Advisor and consistent with each Fund's investment objective and policies. When a call or put option is written, an amount equal to the premium received by the Fund is reflected as an asset and as an equivalent liability.  The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written. When a security is purchased or sold through an exercise of an option, the related premium paid (or received) is added (or deducted from) the basis of the security acquired or deducted from (or added to) the proceeds of the security sold. When an option expires, the Fund realizes a gain or loss on the option to the extent of the premiums received or paid. When a Fund enters into a closing transaction, the Fund realizes a gain or loss to the extent the cost of the closing transactions exceeds the premiums paid or received. Written uncovered call options subject the Funds to unlimited risk of loss. Written covered call options limit the upside potential of a security above the strike price. Put options written subject the Funds to risk of loss if the value of the security declines below the exercise price minus the put minimum.

WBI Funds

NOTES TO FINANCIAL STATEMENTS as of November 30, 2017, Continued

With options, there is minimal counterparty credit risk to the Funds since the options are covered or secured, which means that the Funds will own the underlying security or, to the extent they do not hold the security, will maintain liquid assets consisting of cash, short-term securities, or equity or debt securities equal to the market value of the security underlying the option, marked-to-market daily.

Options purchased are recorded as investments and marked-to-market daily to reflect the current fair value of the option contract. If an option purchased expires, a loss is realized in the amount of the cost of the option contract. If a closing transaction is entered into, a gain or loss is realized to the extent that the proceeds from the sale are greater or less than the cost of the option. If a purchase put option is exercised, a gain or loss is realized from the sale of the underlying security by adjusting the proceeds from such sale by the amount of the premium originally paid. If a purchased call option is exercised, the cost of the security purchased upon exercise is increased by the premium originally paid.

The Funds held no derivative instruments during the year ended November 30, 2017.

H.
Events Subsequent to the Fiscal Year End:  In preparing the financial statements as of November 30, 2017, management considered the impact of subsequent events for potential recognition or disclosure in the financial statements.

NOTE 3 – SECURITIES VALUATION

The Funds have adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types.  These inputs are summarized in the three broad levels listed below:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds' own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Following is a description of the valuation techniques applied to the Funds' major categories of assets and liabilities measured at fair value on a recurring basis.

Each Fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading on the New York Stock Exchange (4:00 pm EST).

WBI Funds

NOTES TO FINANCIAL STATEMENTS as of November 30, 2017, Continued

Equity Securities:  The Funds' investments are carried at fair value. Equity securities, including common stocks and exchange-traded funds, that are primarily traded on a national securities exchange shall be valued at the last sale price on the exchange on which they are primarily traded on the day of valuation or, if there has been no sale on such day, at the mean between the bid and asked prices.  Securities primarily traded in the NASDAQ Global Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price ("NOCP").  If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices.  Over-the-counter securities which are not traded in the NASDAQ Global Market System shall be valued at the most recent sales price.  Investments in open-end mutual funds are valued at their net asset value per share.  To the extent, these securities are actively traded, they are categorized in level 1 of the fair value hierarchy.

Fixed Income Securities: Debt securities, such as corporate bonds, asset backed securities, municipal bonds, and U.S. Government agency issues are valued at market on the basis of valuations furnished by an independent pricing service which utilizes both dealer-supplied valuations and formula-based techniques. The pricing service may consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, and fundamental data relating to the issuer. In addition, the model may incorporate market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued principally using dealer quotations. These securities are generally classified in level 2 of the fair value hierarchy.

Options: Exchange-traded options are valued at the composite price, using the National Best Bid and Offer quotes. Specifically, composite pricing looks at the last trades on the exchanges where the options are traded. If there are no trades for the option on a given business day, composite option pricing calculates the mean of the highest bid price and the lowest ask price across the exchanges where the option is traded. Exchange-traded options that are actively traded are categorized in level 1 of the fair value hierarchy.

Short-Term Securities: Short-term debt securities, including those securities having a maturity of 60 days or less, are valued at the evaluated mean between the bid and asked prices.  To the extent the inputs are observable and timely, these securities are classified in level 2 of the fair value hierarchy. Investments in open-end mutual funds, including money market funds, are categorized in level 1 of the fair value hierarchy.

The Board has delegated day-to-day valuation issues to a Valuation Committee of the Trust which is comprised of representatives from U.S. Bancorp Fund Services, LLC, the Funds' administrator. The function of the Valuation Committee is to value securities where current and reliable market quotations are not readily available or the closing price does not represent fair value by following procedures approved by the Board. These procedures consider many factors, including the type of security, size of holding, trading volume and news events. All actions taken by the Valuation Committee are subsequently reviewed and ratified by the Board.

Depending on the relative significance of the valuation inputs, fair valued securities may be classified in either level 2 or level 3 of the fair value hierarchy.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used to value the Funds' securities as of November 30, 2017:

WBI Funds

NOTES TO FINANCIAL STATEMENTS as of November 30, 2017, Continued

WBI Tactical BA Fund

	Level 1	Level 2	Level 3	Total
Common Stocks				
Accomodation and Food Services	$ 1,222,853	$ -	$ -	$ 1,222,853
Finance and Insurance	3,593,675	-	-	3,593,675
Information	633,295	-	-	633,295
Manufacturing	2,634,153	-	-	2,634,153
Retail Trade	1,282,374	-	-	1,282,374
Wholesale Trade	1,096,343	-	-	1,096,343
Total Common Stocks	10,462,693	-	-	10,462,693
Exchange-Traded Funds	10,397,179	-	-	10,397,179
Short-Term Investments	128,575	-	-	128,575
Total Investments in Securities	$ 20,988,447	$ -	$ -	$ 20,988,447

WBI Tactical BP Fund

	Level 1	Level 2	Level 3	Total
Common Stocks				
Accomodation and Food Services	$ 1,460,232	$ -	$ -	$ 1,460,232
Finance and Insurance	3,565,799	-	-	3,565,799
Information	396,862	-	-	396,862
Manufacturing	1,949,071	-	-	1,949,071
Professional, Scientific, and Technical Services	1,240,656	-	-	1,240,656
Retail Trade	1,023,140	-	-	1,023,140
Transportation and Warehousing	970,881	-	-	970,881
Utilities	414,679	-	-	414,679
Wholesale Trade	1,037,134	-	-	1,037,134
Total Common Stocks	12,058,454	-	-	12,058,454
Exchange-Traded Funds	11,848,771	-	-	11,848,771
Short-Term Investments	142,599	-	-	142,599
Total Investments in Securities	$ 24,049,824	$ -	$ -	$ 24,049,824

WBI Tactical DG Fund

	Level 1	Level 2	Level 3	Total
Common Stocks				
Accomodation and Food Services	$ 1,803,450	$ -	$ -	$ 1,803,450
Administrative Support and Waste Management	914,857	-	-	914,857
Finance and Insurance	3,728,985	-	-	3,728,985
Health Care and Social and Social Assistance	596,653	-	-	596,653
Management of Companies and Enterprises	250,881	-	-	250,881
Manufacturing	4,763,591	-	-	4,763,591
Professional, Scientific, and Technical Services	1,015,283	-	-	1,015,283
Retail Trade	708,256	-	-	708,256
Wholesale Trade	805,936	-	-	805,936
Total Common Stocks	14,587,892	-	-	14,587,892
Short-Term Investments	203,074	-	-	203,074
Total Investments in Securities	$ 14,790,966	$ -	$ -	$ 14,790,966

WBI Funds

NOTES TO FINANCIAL STATEMENTS as of November 30, 2017, Continued

Refer to the Funds' schedule of investments for a detailed break-out of securities by industry classification. Transfers between levels are recognized at November 30, 2017, the end of the reporting period. The Funds recognized no transfers to/from Level 1 or Level 2 during the year ended November 30, 2017. There were no Level 3 securities held in the Funds during the year ended November 30, 2017.

NOTE 4 - INVESTMENT ADVISORY FEE AND OTHER AGREEMENTS

For the year ended November 30, 2017, WBI Investments, Inc. (the "Advisor") provided the Funds with investment management services under an Investment Advisory Agreement. The Advisor furnished all investment advice, office space, facilities, and provided most of the personnel needed by the Funds. As compensation for its services, the Advisor is entitled to a monthly fee at the annual rate of 0.85% based upon the average daily net assets of each Fund. For the year ended November 30, 2017, the Funds incurred the following in advisory fees:

Advisory Fees
WBI Tactical BA Fund	$215,733
WBI Tactical BP Fund	219,902
WBI Tactical DG Fund	141,587

The Funds are responsible for their own operating expenses. Effective June 15, 2017, at the request of the Advisor, the Board approved an amendment to the Amended and Restated Operating Expenses Limitation between the Trust, on behalf of the Fund, and the Advisor, pursuant to which Advisor has agreed to limit each Fund's net annual operating expenses for the No Load Shares and Institutional Shares to 1.55% and 1.30%, respectively. Prior to June 15, 2017, the Advisor agreed to limit each Fund's net annual operating expenses for the No Load Shares and Institutional Shares to 1.75% and 1.50%, respectively. The Advisor is permitted to be reimbursed only for fee reductions and expense payments made in the previous three fiscal years.  Any such reimbursement is also contingent upon Board of Trustees review and approval at the time the reimbursement is made. Such reimbursement may not be paid prior to the Funds' payment of current ordinary operating expenses.  For the year ended November 30, 2017, the Advisor reduced its fees and absorbed Fund expenses in the amount of $87,469, $89,770, and $84,176 for the WBI Tactical BA Fund, WBI Tactical BP Fund and the WBI Tactical DG Fund, respectively. The Funds' cumulative expenses subject to recapture pursuant to the aforementioned conditions expire as follows:

WBI Tactical BA Fund		WBI Tactical BP Fund		WBI Tactical DG Fund
Year	Amount	Year	Amount	Year	Amount
2018	-	2018	39,866	2018	-
2019	46,255	2019	55,806	2019	72,385
2020	87,469	2020	89,770	2020	84,176
	$133,724		$185,442		$156,561

U.S. Bancorp Fund Services, LLC (the "Administrator") acts as the Funds' Administrator under an Administration Agreement. The Administrator prepares various federal and state regulatory filings, reports and returns for the Funds; prepares reports and materials to be supplied to the Trustees; monitors the activities of the Funds' custodian, transfer agent and accountants; coordinates the preparation and payment of the Funds' expenses and reviews the Funds' expense accruals.  U.S. Bancorp Fund Services, LLC also serves as the fund accountant and transfer agent to the Funds. U.S. Bank N.A., an affiliate of U.S. Bancorp Fund Services, serves as the Funds' custodian.

 For the year ended November 30, 2017, the WBI Tactical BA Fund, WBI Tactical BP Fund, and the WBI Tactical DG Fund incurred the following expenses for administration and fund accounting, transfer agency, custody, and chief compliance officer:

WBI Funds

NOTES TO FINANCIAL STATEMENTS as of November 30, 2017, Continued

	WBI Tactical BA Fund	WBI Tactical BP Fund	WBI Tactical DG Fund
Administration and Fund Accounting	$73,242	$73,615	$46,184
Transfer Agency (a)	36,073	36,278	22,929
Custody	10,425	9,472	8,196
Chief Compliance Officer	9,000	9,000	9,000

(a) Does not include out-of-pocket expenses.

At November 30, 2017, the Funds had payables due to the Administrator for administration and fund accounting, transfer agency, Chief Compliance Officer fees and to U.S. Bank, N.A. for custody fees in the following amounts:

	WBI Tactical BA Fund	WBI Tactical BP Fund	WBI Tactical DG Fund
Administration and Fund Accounting	$19,468	$19,647	$11,491
Transfer Agency (a)	8,776	8,943	5,746
Chief Compliance Officer	2,250	2,250	2,250
Custody	2,127	2,072	2,122

(a) Does not include out-of-pocket expenses.

Quasar Distributors, LLC (the "Distributor") acts as the Funds' principal underwriter in a continuous public offering of the Funds' shares.  The Distributor is an affiliate of the Administrator.

Certain officers of the Funds are also employees of the Administrator. The Trust's Chief Compliance Officer is also an employee of the Administrator.  A Trustee of the Trust is affiliated with the Administrator and U.S. Bank N.A. This same Trustee is an interested person of the distributor.

NOTE 5 – DISTRIBUTION (12B-1) FEE

The Funds have adopted a Distribution Plan pursuant to Rule 12b-1 (the "Plan") for the No Load Shares only. The Plan permits the Funds to pay for distribution and related expenses at an annual rate of 0.25% of the average daily net assets of each Fund's No Load Shares.  The expenses covered by the Plan may include the cost in connection with the promotion and distribution of shares and the provision of personal services to shareholders, including, but not necessarily limited to, advertising, compensation to underwriters, dealers and selling personnel, the printing and mailing of prospectuses to other than current Fund shareholders, and the printing and mailing of sales literature.  Payments made pursuant to the Plan will represent compensation for distribution and service activities, not reimbursements for specific expenses incurred.  For the year ended November 30, 2017, the WBI Tactical BA Fund - No Load Shares, WBI Tactical BP Fund - No Load Shares, and the WBI Tactical DG Fund - No Load Shares expensed to the Distributor $32,260, $5,773, and $22,938, respectively.

NOTE 6 – SHAREHOLDER SERVICING FEE

At the request of the Advisor, the Board approved the termination of the Amended and Restated Shareholder Servicing Plan for the Funds effective June 15, 2017. Prior to June 15, 2017, each Fund's share class entered into a Shareholder Servicing Agreement (the "Agreement") with the Advisor, under which they may have paid servicing fees at an annual rate of up to 0.15% of the average daily net assets of each Fund's share class.  Payments to the Advisor under the Agreement may have reimbursed the Advisor for payments it made to selected brokers, dealers and administrators which had entered into Service Agreements with the Advisor for services provided to shareholders of the Funds. The services provided by such intermediaries were primarily designed to assist shareholders of the Funds and included the furnishing of office space and equipment, telephone facilities, personnel and assistance to the Funds in servicing such shareholders. Services provided by such intermediaries also included the provision of support services to the Funds and include establishing and maintaining shareholders' accounts and record processing, purchase and redemption transactions, answering routine client inquiries regarding the Funds, and providing such other personal services to shareholders as the Funds may have reasonably requested.

WBI Funds

NOTES TO FINANCIAL STATEMENTS as of November 30, 2017, Continued

For the year ended November 30, 2017, the Funds incurred the following shareholder servicing fees under the agreement:

Shareholder Servicing Fees
WBI Tactical BA Fund
No Load Shares	$6,552
Institutional Shares	4,441
WBI Tactical BP Fund
No Load Shares	434
Institutional Shares	14,556
WBI Tactical DG Fund
No Load Shares	4,136
Institutional Shares	-

NOTE 7 – PURCHASES AND SALES OF SECURITIES

For the year ended November 30, 2017, the cost of purchases and the proceeds from sales of securities, excluding U.S. Government securities and short-term securities were as follows:

	Purchases	Sales
WBI Tactical BA Fund	$83,927,568	$87,671,160
WBI Tactical BP Fund	83,436,012	87,030,157
WBI Tactical DG Fund	59,763,870	64,350,741

For the year ended November 30, 2017, the cost of purchases and the proceeds from sales of U.S. Government securities, excluding short-term securities, were as follows:

	Purchases	Sales
WBI Tactical BA Fund	$5,671,586	$9,109,840

NOTE 8 - LINES OF CREDIT

The WBI Tactical BA Fund and the WBI Tactical DG Fund had lines of credit in the amount of $1,600,000 and $2,800,000, respectively. These lines of credit are intended to provide short-term financing, if necessary, subject to certain restrictions, in connection with shareholder redemptions. The credit facility is with the Funds' custodian, U.S. Bank, N.A. During the year ended November 30, 2017, the WBI Tactical BA Fund had an outstanding average day balance of $2,482, a weighted average interest rate of 4.25% and paid $107 in interest. The maximum amount outstanding for the WBI Tactical BA Fund during the year ended November 30, 2017 was $167,000. At November 30, 2017, the WBI Tactical BA Fund had no outstanding loan amounts. During the year ended November 30, 2017, the WBI Tactical DG Fund did not draw upon its line of credit.

WBI Funds

NOTES TO FINANCIAL STATEMENTS as of November 30, 2017, Continued

NOTE 9 – INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS

The distributions paid by the Fund during the year ended November 30, 2017, and the year ended November 30, 2016, were characterized as follows:

	WBI Tactical BA Fund
	Nov. 30, 2017	Nov. 30, 2016
Ordinary Income	$180,075	$121,539

	WBI Tactical BP Fund
	Nov. 30, 2017	Nov. 30, 2016
Ordinary Income	$380,237	$198,716

	WBI Tactical DG Fund
	Nov. 30, 2017	Nov. 30, 2016
Ordinary Income	$115,861	$127,903

        Ordinary income distributions may include dividends paid from short-term capital gains.

As of November 30, 2017, the components of accumulated earnings/(losses) were as follows:

	WBI Tactical BA Fund	WBI Tactical BP Fund	WBI Tactical DG Fund
Cost of investments (a)	$ 20,484,774	$ 23,361,253	$ 13,857,164
Gross tax unrealized appreciation	$ 614,692	$ 735,410	$ 987,254
Gross tax unrealized depreciation	(111,019)	(46,839)	(53,452)
Net tax unrealized appreciation (a)	503,673	688,571	933,802
Undistributed ordinary income	95,854	162,223	5,673
Total distributable earnings	95,854	162,223	5,673
Other accumulated gains/(losses)	(2,422,402)	(529,005)	(4,032,118)
Total accumulated earnings/(losses)	$ (1,822,875)	$ 321,789	$ (3,092,643)

(a) The difference between book-basis and tax basis net unrealized appreciation is attributable primarily to the tax deferral of losses on wash sales.

As of November 30, 2017, the Funds had capital loss carryforwards as follows:

Short-Term Capital Loss Carryover
WBI Tactical BA Fund	$2,422,402
WBI Tactical BP Fund	529,005
WBI Tactical DG Fund	4,032,118

These capital losses may be carried forward indefinitely to offset future gains. During the year ended November 30, 2017, The WBI Tactical BA Fund, WBI Tactical BP Fund, and WBI Tactical DG Fund utilized $1,518,473, $2,339,519 and $2,135,110, respectively, of short-term capital loss carryover.

WBI Funds

NOTES TO FINANCIAL STATEMENTS as of November 30, 2017, Continued

NOTE 10 – OTHER TAX INFORMATION (Unaudited)

On December 29, 2017, the Funds distributed the following amounts per share:

Net Investment Income
WBI Tactical BA Fund
No Load Shares	$ 0.05613059
Institutional Shares	0.06388741
WBI Tactical BP Fund
No Load Shares	0.13843487
Institutional Shares	0.14820319
WBI Tactical DG Fund
No Load Shares	0.00251217
Institutional Shares	0.00783107

NOTE 11 – PRINCIPAL RISKS

Below is a summary of some, but not all, of the principal risks of investing in the Funds, each of which may adversely affect a Fund's net asset value and total return. The Funds' most recent prospectus provides further descriptions of each Fund's investment objective, principal investment strategies and principal risks.

• Market Risk. The prices of the securities in which the Funds invest may decline for a number of reasons. The stock market as a whole, or the value of an individual company, may go down resulting in a decrease in the value of a Fund.

• Equity Risk. Common stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value as market confidence in and perceptions of their issuers change. If you held common stock, or common stock equivalents, of any given issuer, you would generally be exposed to greater risk than if you held preferred stocks and debt obligations of the issuer.

• Foreign and Emerging Market Risk. Foreign investments may carry risks associated with investing outside the United States, such as currency fluctuation, economic or financial instability, lack of timely or reliable financial information or unfavorable political or legal developments. Foreign securities can be more volatile than domestic (U.S.) securities. Securities markets of other countries are generally smaller than U.S. securities markets. Many foreign securities may also be less liquid than U.S. securities, which could affect the Funds' investments. Investments in emerging markets may have more risk because the markets are less developed and less liquid as well as being subject to increased economic, political, regulatory or other uncertainties.

• Small and Medium Companies Risk. Investing in securities of small and medium capitalization companies may involve greater volatility than investing in larger and more established companies because small and medium capitalization companies can be subject to more abrupt or erratic share price changes than larger, more established companies.

• ETF and Mutual Fund Risk. – When a Fund invests in an ETF or mutual fund, including money market funds for its cash position, it will bear additional expenses based on its pro rata share of the ETF's or mutual fund's operating expenses, including the potential duplication of management fees. The risk of owning an ETF or mutual fund generally reflects the risks of owning the underlying securities the ETF or mutual fund holds. The Funds also will incur brokerage costs when it purchases ETFs.

WBI Funds

NOTES TO FINANCIAL STATEMENTS as of November 30, 2017, Continued

• Options Risk. Options on securities may be subject to greater fluctuations in value than an investment in the underlying securities. Purchasing and writing put and call options are highly specialized activities and entail greater than ordinary investment risks.

• Debt Securities Risk. The market value of debt securities held by the Funds typically change as interest rates change, as demand for the instrument changes, and as actual or perceived creditworthiness of an issuer changes. During periods of rising interest rates, the market value of debt securities held by the Funds will generally decline. Credit risk is the risk that an issuer will not make timely payments of principal and interest. There is also the risk that an issuer may "call," or repay, its high-yielding bonds before their maturity rates. Debt securities subject to prepayment risk can offer less potential for gains during a declining interest rate environment and similar or greater potential for loss in a rising interest rate environment. Limited trading opportunities for certain debt securities may make it more difficult to sell or buy a security at a favorable price or time. Because interest rates in the United States are at historical lows, the Funds may have an increased risk associated with debt securities and rising interest rates. Also, the risk of rising interest rates may result in less liquidity in debt markets overall, making it more difficult for the Funds to sell the instruments at or near the market value used to compute the Funds' NAV.

• High-Yield Securities Risk. The debt income securities that are rated below investment grade (i.e., "junk bonds") are subject to additional risk factors such as increased possibility of default liquidation of the security, and changes in value based on public perception of the issuer.

NOTE 12 - REPORT OF THE TRUST'S SPECIAL SHAREHOLDER MEETING (Unaudited)

A Special Meeting of Shareholders (the "Meeting") took place on March 3, 2017, to elect one new Trustee to the Board and to ratify the prior appointment of two current Trustees of the Board.

All Trust shareholders of record, in the aggregate across all Funds of the Trust, were entitled to attend or submit proxies.  As of the applicable record date, the Trust had 315,776,916 shares outstanding.  The results of the voting for each proposal were as follows:

Proposal No. 1.	Election of One New Trustee

Nominee	For Votes	Votes Withheld
David G. Mertens	206,896,354	1,556,814

Proposal No. 2.	Ratification of the Prior Appointment of Two Current Trustees of the Board

Current Trustee	For Votes	Votes Withheld
Gail S. Duree	205,321,820	3,131,348
Raymond B. Woolson	206,321,270	2,131,897

Effective March 3, 2017, the Board of Trustees of Advisors Series Trust consists of the following individuals:

Gail S. Duree, Independent Trustee	Joe D. Redwine, Interested Trustee
David G. Mertens, Independent Trustee	George T. Wofford, Independent Trustee
George J. Rebhan, Independent Trustee	Raymond B. Woolson, Independent Trustee

Effective March 13, 2017, following Mr. Wofford's resignation, the Board of Trustees of Advisors Series Trust consists of the following individuals:

Gail S. Duree, Independent Trustee	Joe D. Redwine, Interested Trustee
David G. Mertens, Independent Trustee	Raymond B. Woolson, Independent Trustee
George J. Rebhan, Independent Trustee

WBI Funds

NOTES TO FINANCIAL STATEMENTS as of November 30, 2017, Continued

NOTE 13 – WBI FUNDS CLOSING

On December 6, 2017, WBI Investments, Inc., the investment adviser to the WBI Funds, and the Board of Trustees of Advisors Series Trust (the "Trust") has determined to close and liquidate the Funds on January 26, 2018 because the Funds' small asset size does not permit efficient operation.

WBI Funds

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees
Advisors Series Trust and
Shareholders of
WBI  Funds

We have audited the accompanying statements of assets and liabilities of the WBI Tactical BA Fund, WBI Tactical BP Fund, and WBI Tactical DG Fund, each a series of Advisors Series Trust (the "Trust"), including the schedules of investments, as of November 30, 2017, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and with respect to the WBI Tactical BA Fund and WBI Tactical DG Fund, the financial highlights for each of the five years in the period then ended, with respect to the WBI Tactical BP Fund, the financial highlights for each of the four years in the period then ended and for the period June 17, 2013 (commencement of operations) through November 30, 2013. These financial statements and financial highlights are the responsibility of the Trust's management.  Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States).   Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.   The Trust is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Trust's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.   Our procedures included confirmation of securities owned as of November 30, 2017 by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the WBI Tactical BA Fund, WBI Tactical BP Fund, and the WBI Tactical DG Fund as of November 30, 2017, the results of their operations, the changes in their net assets, and the financial highlights for the periods referred to above, in conformity with accounting principles generally accepted in the United States of America.

TAIT, WELLER & BAKER LLP

Philadelphia, Pennsylvania
January 29, 2018

WBI Funds

NOTICE TO SHAREHOLDERS at November 30, 2017 (Unaudited)

For the year ended November 30, 2017, the WBI Tactical BA Fund, WBI Tactical BP Fund and the WBI Tactical DG Fund designated $180,075, $380,237, and $115,861, respectively, as ordinary income for purposes of the dividends paid deduction.

For the year ended November 30, 2017, certain dividends paid by the Funds may be subject to a maximum tax rate of 15%, as provided by the Jobs and Growth Tax Relief Reconciliation Act of 2003. The percentage of dividends declared from net investment income designated as qualified dividend income for the WBI Tactical BA Fund, WBI Tactical BP Fund, and the WBI Tactical DG Fund was 100.00%, 99.50%, and 100.00%, respectively.

For corporate shareholders in the WBI Tactical BA Fund, WBI Tactical BP Fund, and the WBI Tactical DG Fund, the percent of ordinary income distributions qualifying for the corporate dividends received deduction for the year ended November 30, 2017 was 100.00%, 99.50%, and 100.00%, respectively.

How to Obtain a Copy of the Funds' Proxy Voting Policies
A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-855-WBI-FUND (1-855-924-3863) or on the U.S. Securities and Exchange Commission's ("SEC") website at http://www.sec.gov.

How to Obtain a Copy of the Funds' Proxy Voting Records for the 12-Month Period ended June 30
Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-855-WBI-FUND (1-855-924-3863). Furthermore, you can obtain the Funds' proxy voting records on the SEC's website at http://www.sec.gov.

Quarterly Filings on Form N-Q
The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q.  The Funds' Form N-Q is available on the SEC's website at http://www.sec.gov.  The Funds' Form N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 1-202-551-8090.  Information included in the Funds' Form N-Q is also available, upon request, by calling 1-855-WBI-FUND (1-855-924-3863).

Householding
In an effort to decrease costs, the Funds intend to reduce the number of duplicate prospectuses, annual and semi-annual reports, proxy statements and other similar documents you receive by sending only one copy of each to those addresses shared by two or more  accounts and to shareholders the Transfer Agent reasonably believes are from the same family or household. Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 1-855-WBI-FUND (1-855-924-3863) to request individual copies of these documents. Once the Transfer Agent receives notice to stop householding, the Transfer Agent will begin sending individual copies thirty days after receiving your request. This policy does not apply to account statements.

WBI Funds

INFORMATION ABOUT TRUSTEES AND OFFICERS (Unaudited)

This chart provides information about the Trustees and Officers who oversee the Funds. Officers elected by the Trustees manage the day-to-day operations of the Funds and execute policies formulated by the Trustees.

Independent Trustees(1)

Name, Address and Age	Position Held with the Trust	Term of Office and Length of Time Served	Principal Occupation During Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustee(2)	Other Directorships Held During Past Five Years(3)
Gail S. Duree (age 71) 615 E. Michigan Street Milwaukee, WI 53202	Trustee	Indefinite term; since March 2014.	Director, Alpha Gamma Delta Housing Corporation (collegiate housing management) (2012 to present); Trustee and Chair (2000 to 2012), New Covenant Mutual Funds (1999 to 2012); Director and Board Member, Alpha Gamma Delta Foundation (philanthropic organization) (2005 to 2011).	3	Trustee, Advisors Series Trust (for series not affiliated with the Funds); Independent Trustee from 1999 to 2012, New Covenant Mutual Funds (an open-end investment company with 4 portfolios).
David G. Mertens (age 57) 615 E. Michigan Street Milwaukee, WI 53202	Trustee	Indefinite term*; since March 2017.	Retired; formerly Managing Director and Vice President, Jensen Investment Management, Inc. (a privately-held investment advisory firm) (2002 to 2017).	3	Trustee, Advisors Series Trust (for series not affiliated with the Funds).
George J. Rebhan (age 83) 615 E. Michigan Street Milwaukee, WI 53202	Chairman of the Board and Trustee	Indefinite term; since May 2002.	Retired; formerly President, Hotchkis and Wiley Funds (mutual funds) (1985 to 1993).	3	Trustee, Advisors Series Trust (for series not affiliated with the Funds); Independent Trustee from 1999 to 2009, E*TRADE Funds.

WBI Funds

INFORMATION ABOUT TRUSTEES AND OFFICERS (Unaudited), Continued

Raymond B. Woolson (age 58) 615 E. Michigan Street Milwaukee, WI 53202	Trustee	Indefinite term*; since January 2016.	President, Apogee Group, Inc. (financial consulting firm) (1998 to present).	3
Trustee, Advisors Series Trust (for series not affiliated with the Funds); Independent Trustee, DoubleLine Funds Trust (an open-end investment company with 15 portfolios), DoubleLine Opportunistic Credit Fund and DoubleLine Income Solutions Fund, from 2010 to present; Independent Trustee, DoubleLine Equity Funds from 2010 to 2016.

Interested Trustee
Name, Address and Age	Position Held with the Trust	Term of Office and Length of Time Served	Principal Occupation During Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustee(2)	Other Directorships Held During Past Five Years(3)
Joe D. Redwine(4) (age 70) 615 E. Michigan Street Milwaukee, WI 53202	Interested Trustee	Indefinite term; since September 2008.	Retired; formerly President, CEO, U.S. Bancorp Fund Services, LLC (May 1991 to July 2017); formerly, Manager, U.S. Bancorp Fund Services, LLC (1998 to July 2017).	3	Trustee, Advisors Series Trust (for series not affiliated with the Funds).

WBI Funds

INFORMATION ABOUT TRUSTEES AND OFFICERS (Unaudited), Continued

Officers
Name, Address and Age	Position Held with the Trust	Term of Office and Length of Time Served	Principal Occupation During Past Five Years
Douglas G. Hess (age 50) 615 E. Michigan Street Milwaukee, WI 53202	President, Chief Executive Officer and Principal Executive Officer	Indefinite term; since June 2003.	Senior Vice President, Compliance and Administration, U.S. Bancorp Fund Services, LLC (March 1997 to present).
Cheryl L. King (age 56) 615 E. Michigan Street Milwaukee, WI 53202	Treasurer and Principal Financial Officer	Indefinite term; since December 2007.	Vice President, Compliance and Administration, U.S. Bancorp Fund Services, LLC (October 1998 to present).
Kevin J. Hayden (age 46) 615 E. Michigan Street Milwaukee, WI 53202	Assistant Treasurer	Indefinite term; since September 2013.	Assistant Vice President, Compliance and Administration, U.S. Bancorp Fund Services, LLC (June 2005 to present).
Michael L. Ceccato (age 60) 615 E. Michigan Street Milwaukee, WI 53202	Vice President, Chief Compliance Officer and AML Officer	Indefinite term; since September 2009.	Senior Vice President, U.S. Bancorp Fund Services, LLC and Vice President, U.S. Bank N.A. (February 2008 to present).
Emily R. Enslow, Esq. (age 31) 615 E. Michigan Street Milwaukee, WI 53202	Secretary	Indefinite term; since December 2017.	Vice President, U.S. Bancorp Fund Services, LLC (July 2013 to present); Proxy Voting Coordinator and Class Action Administrator, Artisan Partners Limited Partnership (September 2012 to July 2013).

*
Under the Trust's Agreement and Declaration of Trust, a Trustee serves during the continued lifetime of the Trust until he/she dies, resigns, is declared bankrupt or incompetent by a court of appropriate jurisdiction, or is removed, or, if sooner, until the election and qualification of his/her successor.  In addition, the Trustees have designated a mandatory retirement age of 75, such that each Trustee first elected or appointed to the Board after December 1, 2015, serving as such on the date he or she reaches the age of 75, shall submit his or her resignation not later than the last day of the calendar year in which his or her 75th birthday occurs.

(1)	The Trustees of the Trust who are not "interested persons" of the Trust as defined under the 1940 Act ("Independent Trustees").
(2)
As of November 30, 2017, the Trust was comprised of 45 active portfolios managed by unaffiliated investment advisers.  The term "Fund Complex" applies only to the Fund.  The Fund does not hold itself out as related to any other series within the Trust for investment purposes, nor does it share the same investment adviser with any other series.

(3)
"Other Directorships Held" includes only directorships of companies required to register or file reports with the SEC under the Securities Exchange Act of 1934, as amended, (that is, "public companies") or other investment companies registered under the 1940 Act.

(4)
Mr. Redwine is an "interested person" of the Trust as defined by the 1940 Act.  Mr. Redwine is an interested Trustee of the Trust by virtue of the fact that he was recently an interested person of Quasar Distributors, LLC who acts as principal underwriter to the series of the Trust.

The Statement of Additional Information includes additional information about the Funds' trustees and officers and is available, without charge, upon request by calling 1-855-WBI-FUND (1-855-924-3863).

WBI Funds

PRIVACY NOTICE

The Funds collect non-public information about you from the following sources:

● Information we receive about you on applications or other forms;

● Information you give us orally; and/or

● Information about your transactions with us or others.

We do not disclose any non-public personal information about our customers or former customers without the customer's authorization, except as permitted by law or in response to inquiries from governmental authorities. We may share information with affiliated and unaffiliated third parties with whom we have contracts for servicing the Funds.  We will provide unaffiliated third parties with only the information necessary to carry out their assigned responsibilities.  We maintain physical, electronic and procedural safeguards to guard your non-public personal information and require third parties to treat your personal information with the same high degree of confidentiality.

In the event that you hold shares of the Funds through a financial intermediary, including, but not limited to, a broker-dealer, bank, or trust company, the privacy policy of your financial intermediary would govern how your non-public personal information would be shared with unaffiliated third parties.

Investment Advisor
WBI Investments, Inc.
One River Centre
331 Newman Springs Road
Suite 122
Red Bank, NJ 07701

Independent Registered
Public Accounting Firm
Tait, Weller & Baker, LLP
1818 Market Street, Suite 2400
Philadelphia, PA 19103

Legal Counsel
Schiff Hardin LLP
666 Fifth Avenue, Suite 1700
New York, NY 10022-3205

Custodian
U.S. Bank N.A.
Custody Operations
1555 N. River Center Drive, Suite 302
Milwaukee, WI 53212

Transfer Agent, Fund Accountant and Fund Administrator
U.S. Bancorp Fund Services, LLC
615 East Michigan Street, 2nd Floor
Milwaukee, WI 53202
1-855-WBI-FUND (1-855-924-3863)

Distributor
Quasar Distributors, LLC
777 East Wisconsin Avenue, 6th Floor
Milwaukee, WI 53202

This report is intended for the shareholders of the Funds and may not be used as sales literature unless preceded or accompanied by a current prospectus.
To obtain a free prospectus, please call 1-855-924-3863

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant's principal executive officer and principal financial officer.  The registrant has not made any substantive amendments to its code of ethics during the period covered by this report.  The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

A copy of the registrant's Code of Ethics is filed herewith.

Item 3. Audit Committee Financial Expert.

The registrant's Board of Trustees has determined that there is at least one audit committee financial expert serving on its audit committee.  Ms. Gail S. Duree is the "audit committee financial expert" and is considered to be "independent" as each term is defined in Item 3 of Form N‑CSR.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years.  "Audit services" refer to performing an audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.  "Audit-related services" refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit.  "Tax services" refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning.  There were no "other services" provided by the principal accountant.  The following table details the aggregate fees billed or expected to be billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

	FYE 11/30/2017	FYE 11/30/2016
Audit Fees	$53,700	$52,800
Audit-Related Fees	N/A	N/A
Tax Fees	$10,500	$10,200
All Other Fees	N/A	N/A

The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre‑approve all audit and non‑audit services of the registrant, including services provided to any entity affiliated with the registrant.

The percentage of fees billed by Tait, Weller & Baker LLP applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

	FYE 11/30/2017	FYE 11/30/2016
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

All of the principal accountant's hours spent on auditing the registrant's financial statements were attributed to work performed by full‑time permanent employees of the principal accountant.

The following table indicates the non-audit fees billed or expected to be billed by the registrant's accountant for services to the registrant and to the registrant's investment adviser (and any other controlling entity, etc.—not sub-adviser) for the last two years.  The audit committee of the Board of Trustees has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser is compatible with maintaining the principal accountant's independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant's independence.

Non-Audit Related Fees	FYE 11/30/2017	FYE 11/30/2016
Registrant	N/A	N/A
Registrant's Investment Adviser	N/A	N/A

Item 5. Audit Committee of Listed Registrants.

(a) Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

(b) Not applicable.

Item 6. Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed‑End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant's Board of Trustees.

Item 11. Controls and Procedures.

(a)
The Registrant's President/Chief Executive Officer/Principal Executive Officer and Treasurer/Principal Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended, (the "Act")) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d‑15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant's service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the fourth fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Filed herewith.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c‑1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(4) Change in the registrant's independent public accountant.  There was no change in the registrant's independent public accountant for the period covered by this report.

(b)	Certification pursuant to Section 906 of the Sarbanes‑Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Advisors Series Trust

By (Signature and Title)* /s/Douglas G. Hess
                                              Douglas G. Hess, President/Chief Executive Officer/
                                              Principal Executive Officer

Date                                                            2/1/2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/Douglas G. Hess
                                              Douglas G. Hess, President/Chief Executive Officer/
                                              Principal Executive Officer

Date                                                           2/1/2018

By (Signature and Title)* /s/Cheryl L.King
                                              Cheryl L. King, Treasurer/Principal Financial Officer

Date                                                           2/1/2018

* Print the name and title of each signing officer under his or her signature.